                                                   1933 Act File No. 333-41562
                                                   1940 Act File No. 811-10021

                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                                  FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933.....        X

Post-Effective Amendment No.   4   .........................

                                    and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     X

Amendment No. __3___........................................

                               BANKNORTH FUNDS

              (Exact name of Registrant as Specified in Charter)

                             5800 Corporate Drive
                     Pittsburgh, Pennsylvania 15232-7010
                   (Address of Principal Executive Offices)

                                (412) 288-1900
                       (Registrant's Telephone Number)

                                   John McGonigle
                             Federated Investors Tower
                                1001 Liberty Avenue
                     Pittsburgh, Pennsylvania 15222-3779
                   (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

___ immediately upon filing pursuant to paragraph (b).
_X__ on November 27, 2002 pursuant to paragraph (b).
___ 60 days after filing pursuant to paragraph (a)(i).
___ on ____________ pursuant to paragraph (a)(i).
___ 75 days after filing pursuant to paragraph (a)(ii).
___ on ____________ pursuant to paragraph (a)(iii) of Rule 485.

If appropriate, check the following box:

___ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                  Copies To:

Matthew G. Maloney, Esquire
Dickstein Shapiro Morin & Oshinsky, LLP
2101 L Street, NW
Washington, DC  20037

PROSPECTUS

[Logo of Banknorth Funds]

BANKNORTH LARGE CAP CORE FUND
BANKNORTH LARGE CAP VALUE FUND
BANKNORTH SMALL/MID CAP CORE FUND
BANKNORTH INTERMEDIATE BOND FUND
BANKNORTH VERMONT MUNICIPAL BOND FUND

Banknorth Funds (the “Trust”) is an open-end, management investment company. The Trust has five separate investment portfolios or mutual funds (the “Funds”). Each Fund offers its own shares and has a distinct investment goal to meet specific investor needs.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

NOVEMBER 30, 2002

RISK/RETURN SUMMARY

The following describes the investment goals, strategies and principal risks of each Fund. The investment goal of any Fund may be changed only upon approval of a majority of the Fund’s outstanding shares. Percentage limitations with respect to assets of the Funds are applied at the time of purchase.

BANKNORTH LARGE CAP CORE FUND

Goal
The Fund’s goal is long-term capital appreciation.

Strategy
The Fund pursues its goal by investing in stocks of large-cap companies utilizing a blended style of investing by using both a growth-based or value- based strategy. It is expected that the Fund will have the overall portfolio characteristics that define it as “large cap core,” which is an investment style that has elements of both growth and value investing. However, the Adviser will typically favor a company’s growth characteristics over its value characteristics. The Adviser currently defines as “large-cap” those companies with a market capitalization of $5 billion or more.

The Adviser selects economic sectors and industries with a potential for above average growth for a five year or more period. The Adviser seeks to identify companies that offer secular growth driven by factors such as technological changes and demographics and avoid industries subject to heavy governmental regulation or dependence on commodity pricing for growth. The Adviser uses fundamental research to identify companies with histories of sustained profitability and leadership within their respective industries. The primary focus is on the core earnings power of the company and the ability to provide above-average growth in revenues, earnings and cash flows for a multi-year period. Under normal circumstances, the Fund will invest at least 80% of the value of its net assets plus the amount of any borrowings for investment purposes in large capitalization equity investments. The Fund will provide shareholders with at least 60 days prior notice of any changes in this policy as required by Rule 35d-1. This policy shall be interpreted and implemented in accordance with its purpose, which is solely to comply with Rule 35d-1.

Risks
The Fund is subject to the following risks: Stock Market Risks, Risks Related to Investing for Growth, Sector Risks and Liquidity Risks. See “What are the Specific Risks of Investing in the Funds?” for additional information.

Risk/Return Bar Chart and Table
The performance information shown below will help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Fund’s performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.

The total returns shown in the bar chart above do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.
The Fund’s total return for the nine-month period from January 1, 2002 to September 30, 2002 was (18.30)%.
Within the periods shown in the chart, the highest quarterly return was 26.07% (for the quarter ended December 31, 1998). The lowest quarterly return was (13.76)% (for the quarter ended September 30, 2001).

1	Banknorth Funds

Average Annual Total Return Table*
The following table represents the Fund’s Average Annual Total Return, including the maximum applicable sales charge, for the calendar periods ended December 31, 2001. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown. The table also shows returns for the Standard & Poor’s 500 Index (S&P 500). The S&P 500 is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Index returns do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. The index is unmanaged, and it is not possible to invest directly in an index.

(For the periods ended December 31, 2001)	1 Year	Start of Performance[1]

Large Cap Core Fund

Return Before Taxes	(16.29)%	7.45%

Return After Taxes on Distributions[2]	(16.30)%	5.80%

Return After Taxes on Distributions and Sale of Fund Shares[2]	(9.91)%	6.12%

S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	(11.87)%	5.78%

1	The Fund’s start of performance date was December 17, 1997.
2
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.
*The Fund is the successor to the Investor’s Equity Fund (Former Fund), a former series of Forum Funds pursuant to a reorganization that took place on January 8, 2001. Prior to that date, the Fund had no investment operations. Accordingly, the performance information and financial information provided in this prospectus for periods prior to January 8, 2001, is historical information of the Former Fund. The Former Fund was managed by the Stratevest Group, N.A. and had substantially the same investment policies as the Fund. The reorganization was approved by the Former Fund’s shareholders, who on January 8, 2001, received Shares of the Fund.

Banknorth Funds	2

BANKNORTH LARGE CAP VALUE FUND

Goal
The Fund’s goal is long-term capital appreciation.

Strategy
The Fund pursues its goal by investing primarily in value-oriented stocks of large-cap companies. The Adviser currently defines as “large-cap” those companies with a market capitalization of $5 billion or more. The Adviser’s valuation model seeks to identify companies that are considered undervalued. These companies are further screened to identify which are industry leaders with strong balance sheets and good growth potential relative to their valuation. This value approach seeks companies whose stock prices do not appear to reflect their underlying value as measured by assets, earnings, cash flow, business franchises, or other quantitative or qualitative measurements. Value stocks may be out of favor with or misunderstood by investors for a variety of reasons, but are considered by the Adviser to have inherent value or future prospects that are not currently reflected in their stock price. Stocks in the Fund’s portfolio will typically have below-average price-to-earnings ratios and dividend yields that are generally higher than the overall market. Under normal circumstances, the Fund will invest at least 80% of the value of its net assets plus the amount of any borrowings for investment purposes in large capitalization equity investments. The Fund will provide shareholders with at least 60 days prior notice of any changes in this policy as required by Rule 35d-1. This policy shall be interpreted and implemented in accordance with its purpose, which is solely to comply with Rule 35d-1.

Risks
The Fund is subject to the following risks: Stock Market Risks, Risks Related to Investing for Value, Sector Risks and Liquidity Risks. See “What are the Specific Risks of Investing in the Funds?” for
additional information.

Risk/Return Bar Chart and Table
The performance information shown below will help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Fund’s performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.

The total returns shown in the bar chart above do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.
The Fund’s total return for the nine-month period from January 1, 2002 to September 30, 2002 was (17.75)%.
Within the periods shown in the chart, the highest quarterly return was 18.78% (for the quarter ended December 31, 1998). The lowest quarterly return was (14.24)% (for the quarter ended September 30, 2001).

3	Banknorth Funds

Average Annual Total Return Table*
The following table represents the Fund’s Average Annual Total Return, including the maximum applicable sales charge, for the calendar periods ended December 31, 2001. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown. The table also shows returns for the S&P 500/Barra Value Index, a market capitalization-weighted index of the stocks in the S&P 500 Index having the lowest price to book ratios. The index consists of approximately half of the S&P 500 on a market capitalization basis. Index returns do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. The index is unmanaged, and it is not possible to invest directly in an index.

For the Periods ended December 31, 2001	1 Year	5 Years	10 Years

Large Cap Value Fund

Return Before Taxes	(19.98)%	2.56%	8.34%

Return After Taxes on Distributions[1]	(21.99)%	2.00%	8.05%

Return After Taxes on Distributions and Sale of Fund Shares[1]	(10.58)%	2.02%	7.05%

S&P 500/Barra Value Index (reflects no deduction for fees, expenses, or taxes)	(11.69)%	9.50%	13.10%

1
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.
*The Fund is the successor to a portfolio of assets of CF Value Stock Fund (Former Fund), a common trust fund managed by the Adviser, which were transferred to the Fund on October 2, 2000 in exchange for Fund shares. The quoted performance includes the performance of the Former Fund for periods before the date the Fund’s operations commenced on October 2, 2000, adjusted to reflect the Fund’s expenses. The Former Fund was not registered under the Investment Act of 1940 (“1940 Act”) and therefore was not subject to certain investment restrictions that are imposed by the 1940 Act. If the Former Fund had been registered under the 1940 Act, performance may have been adversely affected.

Banknorth Funds	4

BANKNORTH SMALL/MID CAP CORE FUND

Goal
The Fund’s goal is long-term capital appreciation.

Strategy
The Fund pursues its goal by investing primarily in small-to-mid sized companies (those with market capitalizations equal to or less than that of the company with the largest market capitalization in the Russell Mid Cap Index). The Adviser utilizes a blended style of investing by using a growth-based or value-based strategy (or both) as market conditions dictate. Stocks will be selected based upon either their relative value or potential for growth. The Adviser selects companies with strong earnings growth potential, a proven commitment to research and development of new products, strong management and a demonstrated effectiveness in the marketplace. The Adviser will typically favor a company’s growth characteristics over its value characteristics. In addition, the Adviser seeks to identify companies that are expected to benefit from major secular changes occurring in society, politics and/or economics. This investment approach is based on the conviction that, over the long term, the economy will continue to expand and develop and that this economic growth will be reflected in the growth of the revenues and earnings of publicly-held corporations. Ordinarily this investment strategy focuses on companies with moderate to high price/earnings ratios and dividend yields which are generally lower than the overall market. Under normal circumstances, the Fund will invest at least 80% of the value of its net assets plus the amount of any borrowings for investment purposes in small/mid capitalization equity investments. The Fund will provide shareholders with at least 60 days prior notice of any changes in this policy as required by Rule 35d-1. This policy shall be interpreted and implemented in accordance with its purpose, which is solely to comply with Rule 35d-1.

Risks
The Fund is subject to the following risks: Stock Market Risks, Risks Related to Investing for Value, Risks Related to Investing for Growth, Risks Related to Company Size, Sector Risks and Liquidity Risks. See “What are the Specific Risks of Investing in the Funds?” for additional information.

Risk/Return Bar Chart
The performance information shown below will help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Fund’s performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.

The total returns shown in the bar chart above do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.
The Fund’s total return for the nine-month period from January 1, 2002 to September 30, 2002 was (15.06)%.
Within the periods shown in the chart, the highest quarterly return was 16.28% (for the quarter ended March 31, 2000). The lowest quarterly return was (19.70)% (for the quarter ended  September 30, 2001).

5	Banknorth Funds

Average Annual Total Return Table*
The following table represents the Fund’s Average Annual Total Return, including the maximum applicable sales charge, for the calendar periods ended December 31, 2001. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown. The table also shows returns for the Russell Midcap Index. The Russell MidCap Index measures the performance of the 800 smallest companies in the Russell 1000 Index, which represent approximately 25% of the total market capitalization of the Russell 1000 Index. Index returns do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. The index is unmanaged, and it is not possible to invest directly in an index.

For the Periods ended December 31, 2001	1 Year	Start of Performance[1]

Small/Mid Cap Core Fund

Return Before Taxes	(13.09)%	(1.37)%

Return After Taxes on Distributions[2]	(13.09)%	(1.38)%

Return After Taxes on Distributions and Sale of Fund Shares[2]	(7.97)%	(1.09)%

Russell MidCap Index (reflects no deduction for fees, expenses, or taxes)	(5.62)%	4.96%

1	The Fund’s start of performance date was May 31, 1999.
2
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-  tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.
*The Fund is the successor to a portfolio of assets of CF Mid/Small Cap Fund (Former Fund), a common trust fund managed by the Adviser, which was transferred to the Fund on October 2, 2000 in exchange for Fund shares. The quoted returns include the returns of the Former Fund for periods before October 2, 2000, adjusted to reflect the Fund’s expenses. The Former Fund was not registered under the Investment Company Act of 1940 (“1940 Act”) and therefore was not subject to certain investment restrictions that are imposed by the 1940 Act. If the Former Fund had been registered under the 1940 Act, returns may have been adversely affected.

Banknorth Funds	6

BANKNORTH INTERMEDIATE BOND FUND

Goal
The Fund’s goal is to provide current income.

Strategy
The Fund pursues its goal by investing primarily in high-quality corporate bonds and securities issued by the U.S. government, its agencies and instrumentalities. High-quality securities are rated in one of the top three ratings categories by a nationally recognized statistical ratings organization (NRSRO), or securities that are unrated but are determined by the Adviser to be of comparable quality. Downgraded securities will be evaluated on a case-by-case basis by the Adviser, who will determine whether or not the security continues to be an acceptable investment. The Adviser uses macroeconomic, credit and market analysis to select portfolio securities. The Fund maintains an average dollar-weighted maturity of three to ten years. Under normal circumstances, the Fund will invest at least 80% of the value of its net assets plus the amount of any borrowings for investment purposes in fixed income investments. The Fund will provide shareholders with at least 60 days prior notice of any changes in this policy as required by Rule 35d-1. This policy shall be interpreted and implemented in accordance with its purpose, which is solely to comply with Rule 35d-1. The Fund will invest at least 65% of its assets in fixed income investments with a maturity greater than one year.

Risks
The Fund is subject to the following risks: Credit Risks, Interest Rate Risks, Call Risks, Prepayment Risks, Sector Risks and Liquidity Risks. See “What are the Specific Risks of Investing in the Funds?” for additional information.

Risk/Return Bar Chart
The performance information shown below will help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Fund’s performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.

The total returns shown in the bar chart above do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.
The Fund’s total return for the nine-month period from January 1, 2002 to September 30, 2002 was 6.75%.
Within the periods shown in the chart, the highest quarterly return was 4.79% (for the quarter ended June 30, 1995). Its lowest quarterly return was (1.62)% (for the quarter ended March 31, 1994).

7	Banknorth Funds

Average Annual Total Return Table*
The following table represents the Fund’s Average Annual Total Return, including the maximum applicable sales charge, for the calendar periods ended December 31 2001. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown. The table also shows returns for the Lehman Brothers Intermediate Government/Credit Index, a market value weighted performance benchmark for government and corporate fixed-rate debt issues with maturities between one and ten years. Index returns do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. The index is unmanaged, and it is not possible to invest directly in  an index.

For the periods ended December 31, 2001	1 Year	5 Years	10 Years

Intermediate Bond Fund

Return Before Taxes	2.40%	4.34%	4.92%

Return After Taxes on Distributions[1]	0.36%	3.81%	4.66%

Return After Taxes on Distributions and Sale of Fund Shares[1]	1.44%	3.26%	3.95%

Index – Lehman Brothers Intermediate Government/Credit Index (reflects no deduction for fees, expenses, or taxes)	8.96%	7.10%	6.81%

1
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.
*The Fund is the successor to a portfolio of assets of CF Max Income Bond Fund (Former Fund), a common trust fund managed by the Adviser, which were transferred to the Fund on October 2, 2000 in exchange for Fund shares. The quoted performance includes the performance of the Former Fund for periods before the date the Fund’s operations commenced on October 2, 2000, adjusted to reflect the Fund’s expenses. The Former Fund was not registered under the Investment Act of 1940 (“1940 Act”) and therefore was not subject to certain investment restrictions that are imposed by the 1940 Act. If the Former Fund had been registered under the 1940 Act, performance may have been adversely affected.

Banknorth Funds	8

BANKNORTH VERMONT MUNICIPAL BOND FUND

Goal
The Fund’s goal is to provide current income which is exempt from federal regular income tax and the personal income taxes imposed by the State of Vermont and Vermont municipalities.

Strategy
Under normal circumstances, the Fund will invest its assets so that at least 80% of the income that it distributes will be exempt from federal regular income tax and personal income taxes imposed by the State of Vermont and Vermont municipalities. This policy may not be changed without shareholder approval. The interest on securities the Fund invests in may be subject to the federal alternative minimum tax (AMT). In order to manage the effects of interest rate changes on the Fund, the Fund may invest in municipal securities of any maturity, but will invest at least 65% of its assets in securities with a maturity greater than one year. To minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions, the Fund may temporarily depart from its principal investment strategies by investing its assets in securities subject to federal, Vermont state, and various Vermont municipal income taxes. This may cause the Fund to receive and distribute taxable income to investors.
The Fund invests primarily in high-quality securities rated in one of the top three ratings categories by a nationally recognized statistical ratings organization (NRSRO), or securities that are unrated but are determined by the Adviser to be of comparable quality. Downgraded securities will be evaluated on a case-by-case basis by the Adviser, who will determine whether or not the security continues to be an acceptable investment. The Fund may invest up to 15% of its net assets in illiquid securities.

Risks
The Fund is subject to the following risks: Credit Risks, Interest Rate Risks, Call Risks, Sector Risks, Tax Risks, Diversification Risks, Vermont Risks and Liquidity Risks. See “What are the Specific Risks of Investing in the Funds?” for additional information.

Risk/Return Bar Chart
The performance information shown below will help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Fund’s performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.

The total returns shown in the bar chart above do not reflect the payment of any sales charge or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.
The Fund’s total return for the nine-month period from January 1, 2002 to September 30, 2002 was 4.76%.
Within the periods shown in the chart, the highest quarterly return was 3.18% (for the quarter ended March 31, 1995). The lowest quarterly return was (2.52)% (for the quarter ended March 31, 1994).

9	Banknorth Funds

Average Annual Total Return Table*
The following table represents the Fund’s Average Annual Total Return, including the maximum applicable sales charge, for the calendar periods ended December 31, 2001. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown. The table also shows returns for the Lehman 5-Year Municipal Bond Index, a broad market performance benchmark for the tax exempt bond market. Index returns do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. The index is unmanaged, and it is not possible to invest directly in an index.

For the Periods ended December 31, 2001	1 Year	5 Years	10 Years

Vermont Municipal Bond Fund

Return Before Taxes	0.54%	2.90%	3.81%

Return After Taxes on Distributions[1]	0.55%	2.90%	3.81%

Return After Taxes on Distributions and Sale of Fund Shares[1]	1.89%	2.55%	3.25%

Lehman Brothers 5-Year Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)	6.21%	5.35%	5.72%

1
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.
*The fund is the successor to a portfolio of assets of CF Vermont Tax Exempt Fund (Former Fund), a common trust fund managed by the Adviser, which were transferred to the Fund on October 2, 2000 in exchange for Fund shares. The quoted performance includes the performance of the Former Fund for periods before the date the Fund’s operations commenced on October 2, 2000, adjusted to reflect the Fund’s expenses. The Former Fund was not registered under the Investment Act of 1940 (“1940 Act”) and therefore was not subject to certain investment restrictions that are imposed by the 1940 Act. If the Former Fund had been registered under the 1940 Act, performance may have been adversely affected.

Banknorth Funds	10

SUMMARY OF THE SPECIFIC RISKS OF INVESTING IN THE FUNDS?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in a Fund and there can be no assurance that a Fund will achieve its goal. The shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by Banknorth Investment Advisors, or its affiliates, and are not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

Risks	Large Cap Core Fund	Large Cap Value Fund	Small/ Mid Cap Core Fund	Intermediate Bond Fund	Vermont Municipal Bond Fund

Stock Market Risks[1]	■	■	■

Risks Related to Investing for Value[2]	■	■	■

Risks Related to Investing for Growth[3]	■		■

Risks Related to Company Size[4]			■

Credit Risks[5]				■	■

Interest Rate Risks[6]				■	■

Call Risks[7]				■	■

Prepayment Risks[8]				■	■

Sector Risks[9]	■	■	■	■	■

Tax Risks[10]					■

Diversification Risks[11]					■

Vermont Risks[12]					■

Liquidity Risks[13]					■

1	The values of equity securities rise and fall.
2	Value stocks depend less on price changes for returns and may lag behind growth stocks in an up market.
3	Growth stocks depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks.
4	The smaller the capitalization of a company, the less liquid its stock and the more volatile its price.
5	The possibility that an issuer will default on a security by failing to pay interest or principal when due.
6	Prices of fixed income securities rise and fall in response to interest rate changes.
7	An issuer may redeem a fixed income security before maturity at a price below its current market price.
8
The relative volatility of mortgage-backed securities is due to the likelihood of prepayments which increase in a declining interest rate environment and decrease in a rising interest rate environment.

9	Market sectors may underperform other sectors or the market as a whole.
10	Changes in federal tax laws may cause the prices of municipal securities to fall.
11
The Vermont Municipal Bond Fund is non-diversified. Compared to diversified mutual funds, it may invest a higher percentage of its assets among fewer issuers of portfolio securities. This increases the Fund’s risk by magnifying the impact (positively or negatively) that any one issuer has on the Fund’s share price and performance.

12
Because the Vermont Municipal Bond Fund’s portfolio may be comprised of securities issued or credit enhanced by issuers located in Vermont, the Fund will be more susceptible to any economic, business, political or other developments which generally affect these issuers.

13	Limited trading opportunities for certain securities and the inability to sell a security at will could result in losses to a Fund.

11	Banknorth Funds

WHAT ARE THE FUNDS’ FEES AND EXPENSES?

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Funds.

Shareholder Fees Fees paid directly from your investment	Large Cap Core Fund	Large Cap Value Fund	Small/ Mid Cap Core Fund	Intermediate Bond Fund	Vermont Municipal Bond Fund

Maximum Sales Charge (load) when you buy shares shown as a % of the offering price[1]	5.50%	5.50%	5.50%	3.75%	3.75%

Annual Fund Operating Expenses (Before Waivers) Expenses that are Deducted from Fund Assets (as a percentage of projected average net assets)

Management Fee[2]	0.75%	0.75%	0.75%	0.60%	0.50%

Distribution (12b-1) Fee[3]	0.25%	0.25%	0.25%	0.25%	0.25%

Shareholder Services Fee[4]	0.25%	0.25%	0.25%	0.25%	0.25%

Other Expenses	0.48%	0.48%#	0.89%#	0.29%	0.36%

Total Annual Fund Operating Expenses	1.73%	1.73%	2.14%	1.39%	1.36%

Fee Waiver	0.25%	0.25%	0.25%	0.25%	0.25%
Net Expense	1.48%	1.48%	1.89%	1.14%	1.11%

#    Restated from the most recent fiscal year to reflect current expense arrangements.
1    The offering price is the net asset value of the shares purchased plus any sales charge.
2    Although not contractually obligated to do so, the adviser waived certain amounts for the Intermediate Bond Fund and the Vermont Municipal Bond Fund during the fiscal year ended August 31, 2002. Effective December 1, 2002 the adviser agreed to voluntarily waive fees of 0.05%, 0.10%, 0.15% and 0.25% for the Large Cap Value Fund, Small/Mid Cap Core Fund, Intermediate Bond Fund and Vermont Municipal Bond Fund, respectively. The administrator is voluntarily waiving a portion of its administrative service fees on the Large Cap Value Fund and the Small/Mid Cap Core Fund. The adviser and the administrator may choose to discontinue these waivers at any time. These waiver amounts are shown below along with the net expenses the Funds expect to pay for the fiscal year ended August 31, 2003.

Total Voluntary Waiver of Fund Expenses	0.00%	0.08%	0.32%	0.15%	0.25%
Total Actual Fund Operating Expenses (After All Voluntary and Contractual Waivers)	1.48%	1.40%	1.57%	0.99%	0.86%

3 The distributor has contractually agreed to waive the distribution (12b-1) fee for the period ending August 31, 2003.

4    The shareholder servicing agent contractually waived a portion of the shareholder services fee through November 30, 2002. Effective December 1, 2002, the shareholder servicing agent has chosen to discontinue this waiver. The above table does not reflect this contractual waiver.

EXAMPLE
The following Example is intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that a Fund’s operating expenses are as shown above and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Large Cap Core Fund	$692	$1,042	$1,415	$2,459

Large Cap Value Fund	$692	$1,042	$1,415	$2,459

Small/Mid Cap Core Fund	$731	$1,160	$1,614	$2,868

Intermediate Bond Fund	$487	$ 775	$1,084	$1,960

Vermont Municipal Bond Fund	$484	$ 766	$1,069	$1,928

Banknorth Funds	12

WHAT ARE THE PRINCIPAL SECURITIES IN WHICH THE FUNDS INVEST?

EQUITY SECURITIES
Equity securities represent a share of an issuer’s earnings and assets, after the issuer pays its liabilities. A Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer’s business. The following describes the type of equity securities in which the Funds invest.

Common Stocks
Common stocks are the most prevalent type of equity security. Common stocks receive the issuer’s earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer’s earnings directly influence the value of its common stock.

FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer’s earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security’s yield measures the annual income earned on a security as a percentage of its price. A security’s yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.
The following describes the types of fixed income securities in which the Funds may invest.

U.S. Treasury Securities
U.S. Treasury securities are direct obligations of the federal government of the United States. U.S. Treasury securities are generally regarded as having the lowest credit risks.

Agency Securities
Agency securities are issued or guaranteed by a federal agency or other government-sponsored entity acting under federal authority (a GSE). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as treasury securities.
The Funds treat mortgage backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the market and prepayment risks of these mortgage backed securities.

Corporate Debt Securities
Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Funds may also purchase interests in bank loans to companies. The

13	Banknorth Funds

credit risks of corporate debt securities vary widely among issuers.
In addition, the credit risk of an issuer’s debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities.
In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

Municipal Securities
Municipal securities are issued by states, counties, cities and other political subdivisions and authorities. Although many municipal securities are exempt from federal income tax, the Funds may invest in taxable municipal securities.

Mortgage Backed Securities
Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.
Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and pre-payments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

Asset Backed Securities
Asset backed securities are payable from pools of obligations other than mortgages. Most asset backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income asset (including other fixed income securities) may be used to create an asset backed security. Asset backed securities may take the form of commercial paper, notes or pass through certificates. Asset backed securities have prepayment risks. Like collateralized mortgage obligations (CMOs), asset backed securities may be structured like certain classes of mortgage backed securities known as Floaters and Inverse Floaters, interest only mortgage backed securities (IOs) and principal only mortgage backed securities (POs).

TAX EXEMPT SECURITIES
Tax exempt securities are fixed income securities that pay interest that is not subject to regular federal income taxes. Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment.

General Obligation Bonds
General obligation bonds are supported by the issuer’s power to exact property or other taxes. The issuer must impose and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer’s authority to impose additional taxes may be limited by its charter or state law.

Municipal Notes
Municipal notes are short-term tax exempt securities. Many municipalities issue such notes to fund their

Banknorth Funds	14

current operations before collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.

TEMPORARY DEFENSIVE INVESTMENTS
The Funds may temporarily depart from their principal investment strategies by investing their assets in cash and shorter-term debt securities and similar obligations. They may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Funds to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.

WHAT ARE THE SPECIFIC RISKS OF INVESTING IN THE FUNDS?

STOCK MARKET RISKS
■
The value of equity securities in a Fund’s portfolio will rise and fall. These fluctuations could be a sustained trend or a short-term movement. A Fund’s portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, a Fund’s share price  may decline.

■
The Adviser attempts to manage market risk by limiting the amount a Fund invests in each company’s equity securities. However, diversification will not protect a Fund against widespread or prolonged declines in the stock market.

RISKS RELATED TO INVESTING FOR VALUE
■
Due to their relatively low valuations, value stocks are typically less volatile than growth stocks. For instance, the price of a value stock may experience a smaller increase on a forecast of higher earnings, a positive fundamental development or positive market development. Further, value stocks tend to have higher dividends than growth stocks. This means they depend less on price changes for returns and may lag behind growth stocks in an  up market.

RISKS RELATED TO INVESTING FOR GROWTH
■
Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. For instance, the price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development or an adverse market development. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks. This means they depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks that pay higher dividends.

RISKS RELATED TO COMPANY SIZE
■
Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share.

■
Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

CREDIT RISKS
■	Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.

15	Banknorth Funds

■
Many fixed income securities receive credit ratings from services such as Standard & Poor’s and Moody’s Investors Service. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser’s credit assessment.

■
Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security’s spread may also increase if the security’s rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

■
Credit risk includes the possibility that a party to a transaction involving a Fund will fail to meet its obligations. This could cause a Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

INTEREST RATE RISKS
■
Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall  while the prices of other securities rise or  remain unchanged.

■
Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

CALL RISKS
■
Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security’s price.

■	If a fixed income security is called, a Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks or other less favorable characteristics.

PREPAYMENT RISKS
■
Unlike traditional fixed income securities, which pay a fixed rate of interest until maturity (when  the entire principal amount is due) payments on mortgage backed securities include both interest and a partial payment of principal. Partial payment of principal may be comprised of scheduled principal payments as well as unscheduled payments from the voluntary prepayment, refinancing or foreclosure of the underlying loans. These unscheduled prepayments of principal create risks that can adversely affect a Fund holding mortgage backed securities.

For example, when interest rates decline, the values of mortgage backed securities generally rise. However, when interest rates decline, unscheduled prepayments can be expected to accelerate, and a Fund would be required to reinvest the proceeds of the prepayments at the lower interest rates then available. Unscheduled prepayments would also limit the potential for capital appreciation on mortgage backed securities.
Conversely, when interest rates rise, the values of mortgage backed securities generally fall. Since rising interest rates typically result in decreased prepayments, this could lengthen the average lives of mortgage backed securities, and cause their value to decline more than traditional fixed income securities.

Banknorth Funds	16

■
Generally, mortgage backed securities compensate for the increased risk associated with prepayments by paying a higher yield. The additional interest paid for risk is measured by the difference between the yield of a mortgage backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread). An increase in the spread will cause the price of the mortgage backed security to decline. Spreads generally increase in response to adverse economic or market conditions. Spreads may also increase if the security is perceived to have an increased prepayment risk or is perceived to have less market demand.

SECTOR RISKS
■
A substantial part of a Fund’s portfolio may be comprised of securities issued or credit enhanced by companies in similar businesses, by issuers located in the same state, or with other similar characteristics. As a result, a Fund will be more susceptible to any economic, business, political or other developments which generally affect  these issuers.

TAX RISKS
■
In order to be tax-exempt, municipal securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.

■	Changes or proposed changes in federal tax laws may cause the prices of municipal securities to fall.

LIQUIDITY RISKS
■
Trading opportunities are more limited for securities that are not widely held. This may make it more difficult to sell or buy a security at a favorable price or time. Consequently, a Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on a Fund’s performance. Infrequent trading of securities may also lead to an increase in their price volatility.

■
Liquidity risk also refers to the possibility that a Fund may not be able to sell a security (or close out a derivative contract) when it wants to. If this happens, the Fund will be required to continue to hold the security (or keep the position open), and the Fund could incur losses.

VERMONT RISKS
Vermont is predominately a rural state with its key economic base comprised of tourism, recreation, agriculture, manufacturing, health care and higher education. Local political and economic factors may adversely affect the value and liquidity of securities held by the Vermont Municipal Bond Fund. In addition, the local economy of municipalities or political subdivisions in Vermont that are dependent on a large, local employer may be adversely affected by any events affecting that employer.

RISKS OF NON-DIVERSIFICATION
The Vermont Municipal Bond Fund is non-diversified. Compared to diversified mutual funds, the Fund may invest a higher percentage of its assets among fewer issuers of portfolio securities. This increases the Fund’s risk by magnifying the impact (positively or negatively) that any one issuer has on the Fund’s Share price.

WHAT DO SHARES COST?

You can purchase, redeem or exchange Shares any day the New York Stock Exchange (NYSE) is open. When a Fund receives your transaction request in proper form (as described in this prospectus) it is processed at the next calculated net asset value (NAV) plus any applicable front-end sales charge (public offering price). NAV is determined at the

17	Banknorth Funds

end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open. From time to time the Funds may purchase foreign securities that trade in foreign markets on days the NYSE is closed. The value of a Fund’s assets may change on days you cannot purchase or redeem Shares.
Market values of the Funds’ portfolio securities are determined as follows: Equity securities are generally valued according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market). Fixed income securities are generally valued according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost.
The following table summarizes the minimum required investment amount and the maximum sales charge, if any, that you will pay on an investment in a Fund. An investor’s minimum investment is calculated by combining all accounts the investor maintains with the Trust. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

Fund	Minimum Initial/ Subsequent Investment Amounts[1]	Maximum Front-End Sales Charge

Large Cap Value Fund	$2,500/$100	5.50%

Large Cap Core Fund	$2,500/$100	5.50%

Small/Mid Cap Core Fund	$2,500/$100	5.50%

Vermont Municipal Bond Fund	$2,500/$100	3.75%

Intermediate Bond Fund	$2,500/$100	3.75%

1
The minimum initial and subsequent investment amounts for retirement plans are $250 and $100, respectively. The minimum subsequent investment amounts for Systematic Investment Programs is $100. Investment professionals may impose higher or lower minimum investment requirements on their customers than those imposed by a Fund.

SALES CHARGE WHEN YOU PURCHASE
Shares of the Large Cap Value Fund, Large Cap Core Fund and Small/Mid Cap Core Fund are sold at their net asset value next determined after an order is received, plus a sales charge as follows:

Purchase Amount	Sales Charge as a Percentage of Public Offering Price	Sales Charge as a Percentage of NAV

Less than $50,000	5.50%	5.82%

$50,000 but less than $100,000	4.50%	4.71%

$100,000 but less than $250,000	3.75%	3.90%

$250,000 but less than $500,000	2.50%	2.56%

$500,000 but less than $1 million	2.00%	2.04%

$1 million or greater	0.00%	0.00%

Shares of the Vermont Municipal Bond Fund and Intermediate Bond Fund are sold at their net asset value next determined after an order is received, plus a sales charge as follows:

Purchase Amount	Sales Charge as a Percentage of Public Offering Price	Sales Charge as a Percentage of NAV

Less than $25,000	3.75%	3.90%

$25,000 but less than $50,000	3.50%	3.63%

$50,000 but less than $100,000	3.00%	3.09%

$100,000 but less than $250,000	2.50%	2.56%

$250,000 but less than $500,000	1.50%	1.52%

$500,000 but less than $1 million	1.00%	1.01%

$1 million or greater	0.00%	0.00%

Banknorth Funds	18

If your investment qualifies for a reduction or elimination of the sales charge as described below, you or your investment professional should notify the Funds’ Distributor at the time of purchase. If the Distributor is not notified, you will receive the reduced sales charge only on additional purchases, and not retroactively on previous purchases.
The sales charge at purchase may be  reduced by:
■	purchasing Shares in greater quantities to reduce the applicable sales charge;
■	combining concurrent purchases of Shares by you, your spouse, and your children under age 21;
■	accumulating purchases (in calculating the sales charge on an additional purchase, include the current value of previous Share purchases still invested in a Fund); or
■	signing a letter of intent to purchase a specific dollar amount of Shares within 13 months (call your investment professional or the Fund for more information).
The sales charge at purchase may be eliminated when shares are purchased:
■	trust customers of Banknorth;
■	by exchanging shares from another Banknorth Fund;
■	through wrap accounts or other investment programs where you pay the investment professional directly for services;
■	through investment professionals that receive no portion of the sales charge;
■	by a Trustee or employee of the Funds, the Adviser, the Distributor and their affiliates, or by an immediate family member of these individuals;
■	by Directors or immediate family members of Directors of Banknorth Group, Inc. and its affiliates; or
■	through Banknorth Funds Shareholder Services.

HOW ARE THE FUNDS SOLD?

The Fund’s Distributor, Edgewood Services, Inc., markets the Shares described in this prospectus to institutions or to individuals, directly or through investment professionals. The Vermont Municipal Bond Fund may not be a suitable investment for retirement plans or for non-Vermont taxpayers because it invests in Vermont municipal securities. When the Distributor receives marketing fees and sales charges, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

RULE 12B-1 PLAN
The Funds have adopted a Rule 12b-1 Plan, which allows them to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Funds’ Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees. The Funds will not accrue or pay any distribution expenses pursuant to the Plan for the period ending August 31, 2003.

HOW TO PURCHASE SHARES

You may purchase Shares through Banknorth, through an authorized broker/dealer, or directly from the Funds. Purchase orders must be received by 4:00 p.m. (Eastern time) in order to receive Fund shares at that day’s public offering price. The Funds reserve the right to reject any request to purchase or exchange Shares.

19	Banknorth Funds

BY WIRE
Shareholders with existing accounts may purchase shares by Federal Reserve Wire. Trust customers should contact their account officer. All other customers should call Banknorth Funds Shareholder Services at 1-888-247-4505. You cannot purchase Shares by wire on holidays when the Federal
Reserve is closed.

BY MAIL
Submit a completed account application or additional investment form. Your form of payment may be by a check payable to the particular Fund or an authorization in your account application to withdraw funds from your checking account at an ACH member bank.
Checks should be sent to:
Banknorth Funds Shareholder Services
P.O. Box 8612
Boston, MA 02266-8612
If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:
Banknorth Funds Shareholder Services
1099 Hingham Street
Rockland, MA 02370
Payment should be made in U.S. dollars and drawn on a U.S. bank. The Funds will not accept third- party checks (checks originally payable to someone other than you or a Fund).

THROUGH AN EXCHANGE
You may purchase Shares through an exchange from another Banknorth Fund. You must meet the minimum initial investment requirement for purchasing Shares and both accounts must have identical registrations. In addition, shares of the Funds may also be exchanged for certain other mutual funds distributed by Edgewood Services, Inc. and Federated Securities Corp. (“Federated Funds”) See “How to Exchange Shares” below for more information.

BY SYSTEMATIC INVESTMENT PROGRAM
Once you have opened an account, you may automatically purchase additional Shares in a minimum amount of $100 on a regular basis by completing the Systematic Investment Program section of the New Account Form or by contacting the Funds or your investment professional.

BY AUTOMATED CLEARING HOUSE (ACH)
Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

RETIREMENT INVESTMENTS
You may purchase Shares as retirement investments (such as qualified plans and IRAs or transfer or rollover of assets). Call your investment professional or the Funds for information on retirement investments. We suggest that you discuss retirement investments with your tax adviser. You may be subject to an annual IRA account fee. The Vermont Municipal Bond Fund may not be a suitable investment for retirement plans because it invests in municipal securities.

HOW TO EXCHANGE SHARES

EXCHANGE PRIVILEGES
You may exchange Fund Shares for Shares of any other Fund in the Trust without a sales charge. Trust customers should call the Banknorth Funds Shareholder Services at 1-888-247-4505 and all other investors should call or write to Banknorth Funds Shareholder Services, P.O. Box 8612, Boston MA 02266-8612. You must meet the minimum initial investment requirement for purchasing Shares and both accounts must have a common owner. Your exchange request must be received by 4:00 p.m.

Banknorth Funds	20

(Eastern time) in order for Shares to be exchanged based on that day’s NAV.
In addition, shares of the Funds may also be exchanged for certain other mutual funds distributed by Edgewood Services, Inc. or Federated Funds.
To do this you must:
■	ensure that the account registrations are identical;
■	meet any minimum initial investment requirements; and
■	receive a prospectus for the fund into which you wish to exchange.
An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.
The Funds may modify or terminate the exchange privilege at any time. The Funds’ management or investment adviser may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading that is detrimental to a Fund and other shareholders. If this occurs, a Fund may terminate the availability of exchanges to that shareholder and may bar that shareholder from purchasing other Funds.
For further information about the availability of Federated Funds for exchange or further information about the exchanges privilege, call 1-888-247-4505.

HOW TO REDEEM SHARES

Each Fund redeems Shares at their NAV next determined after the Fund receives the redemption request in proper form. If a redemption order is received before the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time), the redemption proceeds will normally be paid through the ACH system to the shareholder’s bank account application, normally on the second business day. Otherwise, a check for redemption proceeds will be mailed within one business day after receipt of a proper written redemption request.

BY TELEPHONE
Once you have completed the appropriate authorization form for telephone transactions, you may redeem Shares of a Fund by calling Banknorth Funds Shareholder Services at 1-888-247-4505. The Funds will record your telephone instructions. The Funds will follow reasonable procedures to insure telephone instructions are transmitted by authorized parties and are not fraudulent.

BY WIRE
Trust customers should contact their account officer to receive redemption proceeds by Federal Reserve Wire. All other customers should contact Banknorth Funds Shareholder Services at 1-888-247-4505. Wire orders will only be accepted on days on which the Funds and the Federal Reserve Banks are open for business.

BY MAIL
You may redeem Shares by mailing a written request to the Funds at:
Banknorth Funds
P.O. Box 8612
Boston, MA 02266-8612
Send requests by private courier or overnight delivery service to:
Banknorth Funds
1099 Hingham Street
Rockland, MA 02370
All requests must include:
■	Fund Name, account number and account registration;
■	amount to be redeemed; and
■	signatures of all shareholders exactly as registered.
Call your investment professional or the Funds if you need special instructions.

Signature Guarantees
Signatures must be guaranteed if:
■	your redemption will be sent to an address other than the address of record;

21	Banknorth Funds

■	your redemption will be sent to an address of record that was changed within the last 30 days;
■	a redemption is payable to someone other than the shareholder(s) of record; or
■	if exchanging (transferring) into another fund with a different shareholder registration.
A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer or securities exchange member. A notary public cannot provide a  signature guarantee.

Redemption in Kind
Although the Funds intend to pay Share redemptions in cash, they reserve the right to pay the redemption price in whole or in part by a distribution of a Fund’s portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS
Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to  seven days:
■	to allow your purchase to clear;
■	during periods of market volatility; or
■	when a shareholder’s trade activity or amount adversely impacts the Fund’s ability to manage its assets.
You will not accrue interest or dividends on uncashed checks from a Fund if those checks are undeliverable and returned to the Fund.

REDEMPTIONS FROM RETIREMENT ACCOUNTS
In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in a Fund may be withheld for taxes. This withholding only applies to certain types of  retirement accounts.

SYSTEMATIC WITHDRAWAL/  EXCHANGE PROGRAM
You may automatically redeem or exchange Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your investment professional or the Funds. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income. Generally, it is not advisable to continue to purchase Shares subject to a sales charge while redeeming Shares using this program.

ADDITIONAL CONDITIONS

Telephone Transactions
The Funds will record your telephone instructions. If a Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates
The Funds do not issue share certificates.

ACCOUNT AND SHARE INFORMATION

CONFIRMATIONS AND ACCOUNT STATEMENTS
You will receive confirmation of purchases, redemptions and exchanges (except for systematic transactions). In addition, you will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital  gains paid.

DIVIDENDS AND CAPITAL GAINS
The Large Cap Core Fund, Large Cap Value Fund and Small/Mid Cap Core Fund declare and pay any dividends quarterly to shareholders.The Intermediate Bond Fund and Vermont Municipal Bond Fund declare and pay any dividends monthly to shareholders.

Banknorth Funds	22

Dividends are paid to all shareholders invested in a Fund on the record date. The record date is the date on which a shareholder must officially own Shares in order to earn a dividend.
In addition, the Funds pay any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.
If you purchase Shares just before a Fund declares a dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before a Fund declares a dividend or capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will  be paid.

ACCOUNTS WITH LOW BALANCES
Due to the high cost of maintaining accounts with low balances, non-retirement accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION
The Funds send an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time a Fund holds its assets.
With respect to the Large Cap Value Fund, Large Cap Core Fund and Small/Mid Cap Core Fund, fund distributions are expected to be both dividends and capital gains. With respect to the Vermont Municipal Bond Fund and Intermediate Bond Fund, fund distributions are expected to be primarily dividends. Redemptions and exchanges are taxable sales.
It is anticipated that Vermont Municipal Bond Fund distributions will be primarily dividends that are exempt from federal income tax, although a portion of the Fund’s dividends may not be exempt. Dividends may be subject to state and local taxes, although the Vermont Municipal Bond Fund’s dividends will be exempt from the Vermont taxes discussed above to the extent they are derived from interest on obligations exempt from such taxes. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in a Fund. Redemptions and exchanges are taxable sales.
Please consult your tax adviser regarding your  federal, state and local tax liability.

WHO MANAGES THE FUNDS?

The Board of Trustees governs the Funds. The Board selects and oversees the Adviser, Banknorth Investment Advisors. The Adviser manages each Fund’s assets, including buying and selling portfolio securities. The Adviser has managed the Funds since their inception and managed the predecessor common/collective trust funds. The Adviser’s address is One Portland Square, Portland, Maine.

ADVISER’S BACKGROUND
The Adviser is a registered investment adviser and a division of Banknorth Investment Management Group, a division of Banknorth, N.A. Banknorth Group, Inc. is a New England-based holding company, headquartered in Portland, Maine, and Banknorth, N.A. is the company’s banking subsidiary. The Adviser and its affiliates have provided wealth management services to individuals and institutional

23	Banknorth Funds

investors since 1966. As of May 31, 2002 Banknorth Investment Management Group had approximately $8 billion in assets under management. Banknorth Investment Advisors and Banknorth Investment Management Group have managed the Funds since their inception.

THE FUND’S PORTFOLIO MANAGERS ARE:
The Large Cap Value Fund, Large Cap Core Fund and Small/Mid Cap Core Fund are co-managed by Jonathan White and Robert A. Magan. Mr. White has been a Senior Vice President and a Chief Investment Strategist of the Adviser and/or its predecessors since 1994. Mr. White has over 25 years of investment management and trust services experience. He earned a B.A. from Dartmouth University and an M.B.A. from the University of New Hampshire. Mr. White has earned the right to use the Chartered Financial Analyst designation.
Mr. Magan has been a Vice President and Investment Consultant with the Adviser and/or its predecessors since 1996. He has over eight years of investment management and investment analysis experience. Mr. Magan received his B.S. from Plymouth State College and has earned the right to use the Chartered Financial Analyst designation.
The Vermont Municipal Bond Fund and Intermediate Bond Fund are co-managed by William S. Wolff and Ms. Carol Smith. Mr. Wolff is a Managing Director and Executive Vice President of Investments of the Adviser, and has been employed by the Adviser and/or its predecessors since 1970. Mr. Wolff’s 28 years of investment experience includes management of pooled investment vehicles (such as common and collective trust funds) with a variety of investment styles, including value investing, large, mid and small cap investing, and fixed income management. He earned a B.S. degree from the University of Vermont and a CTFA designation. Ms. Smith is a Vice President and Investment Consultant and has been employed by the Adviser and/ or its predecessors since 1983. Ms. Smith’s banking and economic experience include 17 years of investment management. She earned a B.S. in Business Administration from the University of Vermont and is a graduate of the New York Bankers  Investment School.

Advisory Fees
The Adviser receives an investment advisory fee equal to a percentage of each Fund’s average daily net assets at the following annual rates: 0.75% of the Large Cap Value Fund, Large Cap Core Fund and Small/Mid Cap Core Fund; 0.50% of the Vermont Municipal Bond Fund and 0.60% of the Intermediate Bond Fund. The Adviser may voluntarily waive a portion of its fee or reimburse a Fund for certain operating expenses.

FINANCIAL INFORMATION

FINANCIAL HIGHLIGHTS
The Financial Highlights will help you understand the Funds’ financial performance since inception. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.
This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund’s audited financial statements, is included in the Annual Report.

Banknorth Funds	24

FINANCIAL HIGHLIGHTS
BANKNORTH FUNDS

(SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

	Selected Data for a Single Share

	Beginning Net Asset Value Per Share	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Dividends from Net Investment Income	Distributions from Net Investment Gains	Ending Net Asset Value Per Share

Banknorth Large Cap Core Fund (a)
September 1, 2001 to August 31, 2002	$8.83	$(0.02)	$(0.83)	$ —	$(0.01)	$7.97
June 1, 2001 to August 31, 2001	9.61	(0.01)	(0.77)	—	—	8.83
June 1, 2000 to May 31, 2001	12.15	(0.01)	(1.00)	—	(1.53)	9.61
June 1, 1999 to May 31, 2000	11.49	(0.03)	1.80	—	(1.11)	12.15
June 1, 1998 to May 31, 1999	10.13	(0.01)	2.31	—(c)	(0.94)	11.49
December 17, 1997 to May 31, 1998	8.87	—(b)	1.26	—	—	10.13

Banknorth Large Cap Value Fund
September 1, 2001 to August 31, 2002	8.99	0.08	(1.15)	(0.08)	(0.90)	6.94
October 2, 2000 (d) to August 31, 2001	10.00	0.07	(0.98)	(0.05)	(0.05)	8.99

Banknorth Small/Mid Cap Core Fund
September 1, 2001 to August 31, 2002	7.86	(0.07)	(0.61)	—	—	7.18
October 2, 2000 (d) to August 31, 2001	10.00	(0.08)	(2.04)	—	(0.02)	7.86

Banknorth Intermediate Bond Fund
September 1, 2001 to August 31, 2002	10.39	0.53	0.10	(0.53)	—	10.49
October 2, 2000 (d) to August 31, 2001	10.00	0.49	0.39	(0.49)	—	10.39

Banknorth Vermont Municipal Bond Fund
September 1, 2001 to August 31, 2002	10.22	0.38	0.05	(0.38)	—	10.27
October 2, 2000 (d) to August 31, 2001	10.00	0.37	0.22	(0.37)	—	10.22

(a)	The Fund reorganized on January 8, 2001.
(b)	Net Investment income per share was $0.001972.
(c)	Distributions per share were $0.001995.
(d)	Commencement of operations.
(e)	Total return calculations do not include sales charges.
(f)	Annualized.
(g)	The ratio of Gross Expenses to Average Net Assets reflects the expense ratio excluding any waivers and/or reimbursements.

25	Banknorth Funds

Ratios/Supplemental Data
Ratios to Average Net Assets

Total Return (e)	Net Assets At End of Period (000's Omitted)	Net Investment Income (Loss)	Net Expenses		Gross Expenses (g)		Portfolio Turnover Rate

(9.68)%	$76,020	(0.41)%	1.43%		1.48%		34%
(8.12)%	43,930	(0.43)%(f)	1.45%	(f)	1.75%	(f)	12%
(9.04)%	46,926	(0.14)%	1.25%		1.47%		26%
15.96%	34,398	(0.21)%	1.10%		1.42%		26%
24.21%	32,134	(0.06)%	1.10%		1.44%		16%
14.30%	30,090	0.09%(f)	1.10%	(f)	2.09%	(f)	11%

(12.63)%	42,029	0.93%	1.30%		1.35%		26%
(9.19)%	97,712	0.75%(f)	1.27%	(f)	1.57%	(f)	30%

(8.65)%	20,535	(0.84)%	1.49%		1.69%		48%
(21.22)%	29,050	(1.06)%(f)	1.45%	(f)	1.83%	(f)	31%

6.09%	122,586	5.03%	0.99%		1.14%		11%
9.12%	141,864	5.28%(f)	1.05%	(f)	1.41%	(f)	9%

4.33%	82,132	3.75%	0.81%		1.11%		7%
6.00%	86,924	3.96%(f)	0.91%	(f)	1.37%	(f)	11%

Banknorth Funds	26

A Statement of Additional Information (SAI) dated November 30, 2002, is incorporated by reference into this prospectus. Additional information about the Funds and their investments is contained in the Fund’s SAI and Annual and Semi-Annual Reports to shareholders as they become available. These documents are available upon request. The Annual Report discusses market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. To obtain the SAI and other information without charge, and make inquiries, call your investment professional or the Funds at 1-888-247-4505.
You can obtain information about the Funds (including the SAI) by writing to or visiting the Public Reference Room in Washington, DC. You may also access fund information from the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC’s Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room’s operations and copying fees.

Investment Company Act File No. 811-10021
Cusip 06646S204
Cusip 06646S402
Cusip 06646S501
Cusip 06646S105
Cusip 06646S600
25660 (11/02)

BANKNORTH LARGE CAP CORE FUND
BANKNORTH LARGE CAP VALUE FUND
BANKNORTH SMALL/MID CAP CORE FUND
BANKNORTH INTERMEDIATE BOND FUND
BANKNORTH VERMONT MUNICIPAL BOND FUND

Banknorth Investment Advisors
Investment Adviser
NOVEMBER 30, 2002

Statement of Additional Information

BANKNORTH FUNDS

banknorth large cap core fund
banknorth large cap value Fund
banknorth small/mid cap core fund
banknorth intermediate bond Fund
banknorth vermont municipal bond Fund

This Statement of Additional Information (SAI) is not a prospectus.
Read this SAI in conjunction with the prospectus for the Banknorth
Funds dated November 30, 2002. Obtain the prospectus without charge by calling 1-888-247-4505.

november 30, 2002

                                    Contents
                                    How are the Funds Organized?       1
                                    Securities in Which the Funds Invest
                                    1
                                    What Do Shares Cost?              12
                                    How are the Funds Sold?           13
                                    Exchanging Securities for Shares  14
                                    Redemption in Kind                14
                                    Account and Share Information     14
                                    Tax Information                   15
                                    Board of Trustees and Trust Officers
                                    16
                                    How Do the Funds Measure
                                    Performance?                      23
                                    Investment Ratings                28
                                    Addresses                 Back Cover

Cusip 06646S204
Cusip 06646S402
Cusip 06646S501
Cusip 06646S105
Cusip 06646S600

25661 (11/02)

HOW ARE THE FUNDS ORGANIZED?
Banknorth Funds ("Trust") is an open-end, management investment company that was established under the laws of the State of Delaware on
July 10, 2000.  The Trust may offer separate series of shares representing interests in separate portfolios of securities. The Trust currently offers five diversified portfolios (the "Funds"): Banknorth
Large Cap Core Fund, Banknorth Large Cap Value Fund, Banknorth
Small/Mid Cap Core Fund (collectively referred to as the Equity Funds),
Banknorth Intermediate Bond Fund and Banknorth Vermont Municipal Bond
Fund. The Funds' investment adviser is Banknorth Investment Advisors
(Adviser).

SECURITIES IN WHICH THE FUNDS INVEST
In pursuing its investment strategy, a Fund may invest in the following securities for any purpose that is consistent with its investment objective.
The following tables indicate which types of securities are a:
o     P = Principal investment of a Fund;
o     A = Acceptable (but not principal) investment of a Fund; or
o     NA= Not an acceptable investment of a Fund.

However,  a Fund may invest in certain  securities  that are noted  below as "NA" for temporary defensive purposes.

-----------------------------------------------------------------------------
Securities               Large-Cap Large-Cap  Small/Mid-CVermont   Intermediate
                         Core Fund Value Fund Core Fund  Municipal Bond Fund
                                                         Bond Fund
-----------------------------------------------------------------------------
Common Stocks                P         P          P         NA        NA
-----------------------------------------------------------------------------
Preferred Stocks             A         A          A         NA        NA
-----------------------------------------------------------------------------
Real Estate Investment       A         A          A         NA        NA
Trusts
-----------------------------------------------------------------------------
Warrants                     A         A          A         NA        NA
-----------------------------------------------------------------------------
Treasury Securities         NA         NA         NA         A         P
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Agency Securities           NA         NA         NA         A         P
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Corporate Debt              NA         NA         NA        NA         P
Securities
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Commercial Paper            NA         NA         NA        NA         A
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Taxable Municipal           NA         NA         NA         A         A
Securities
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Mortgage Backed             NA         NA         NA        NA         A
Securities
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Collateralized Mortgage     NA         NA         NA        NA         A
Obligations
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Asset Backed Securities     NA         NA         NA        NA         A
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Zero Coupon Securities      NA         NA         NA        NA         A
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Bank Instruments            NA         NA         NA        NA         A
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Insurance Contracts         NA         NA         NA        NA         A
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Credit Enhancement          NA         NA         NA         A         A
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Convertible Securities       A         A          A         NA        NA
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
General Obligation Bonds    NA         NA         NA         P        NA
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Special Revenue Bonds       NA         NA         NA         A        NA
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Private Activity Bonds      NA         NA         NA         A        NA
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Tax Increment Financing     NA         NA         NA         A        NA
Bond
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Municipal Notes             NA         NA         NA         P        NA
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Variable Rate Demand        NA         NA         NA         A        NA
Instruments
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Municipal Leases            NA         NA         NA         A        NA
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Foreign Equity               A         A          A         NA        NA
Securities
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Depositary Receipts          A         A          A         NA        NA
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Foreign Government          NA         NA         NA        NA         A
Securities
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Futures Contracts            A         A          A         NA        NA
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Options                      A         A          A         NA        NA
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Repurchase Agreements        A         A          A          A         A
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Delayed Delivery            NA         NA         NA         A         A
Transactions
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
To Be Announced             NA         NA         NA         A         A
Securities (TBAs)
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Dollar Rolls                NA         NA         NA        NA         A
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Investing in Securities      A         A          A          A         A
of Other Investment
Companies
-----------------------------------------------------------------------------

SECURITIES DESCRIPTIONS AND TECHNIQUES

Equity Securities
Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities.  A Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions.  However, equity securities offer greater potential for appreciation than many other types of securities, because their value may increase with the value of the issuer's business.  The following describes the types of equity securities in which the Funds invest.

Common Stocks
Common stocks are the most prevalent type of equity security.  Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders.  As a result, changes in an issuer's earnings directly influence the value of its common stock.

Preferred Stocks
Preferred stocks have the right to receive specified dividends or distributions before the issuer makes payments on its common stock.
Some preferred stocks also participate in dividends and distributions paid on common stock.  Preferred stocks may also permit the issuer to redeem the stock.  The Funds may also treat such redeemable preferred stock as a fixed income security.

Real Estate Investment Trusts (REITs)
REITs are real estate investment trusts that lease, operate and finance commercial real estate.  REITs are exempt from federal corporate income tax if they limit their operations and distribute most of their income.  Such tax requirements limit a REIT's ability to respond to changes in the commercial real estate market.

Warrants
Warrants give the Funds the option to buy an issuer's equity securities at a specified price (the exercise price) at a specified future date
(the expiration date).  The Funds may buy the designated securities by paying the exercise price before the expiration date.  Warrants may become worthless if the price of the stock does not rise above the exercise price by the expiration date.  This increases the market risks of warrants as compared to the underlying security.  Rights are the same as warrants, except companies typically issue rights to existing stockholders.

Fixed Income Securities
Fixed income securities pay interest, dividends or distributions at a specified rate.  The rate may be a fixed percentage of the principal or adjusted periodically.  In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time.  Fixed income securities provide more regular income than equity securities.  However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings.  This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price.  A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium)
than the principal amount.  If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption.  Securities with higher risks generally have higher yields.

The following describes the types of fixed income securities in which a
Fund may invest.

U.S. Treasury Securities
U.S. Treasury securities are direct obligations of the federal government of the United States. U.S. Treasury securities are generally regarded as having the lowest credit risks.

Agency Securities
Agency securities are issued or guaranteed by a federal agency or other government-sponsored entity acting under federal authority (a GSE).
The United States supports some GSEs with its full faith and credit.
Other GSEs receive support through federal subsidies, loans or other benefits.  A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities.  Agency securities are generally regarded as having low credit risks, but not as low as treasury securities.

The Funds treat mortgage backed securities guaranteed by GSEs as agency securities.  Although a GSE guarantee protects against credit risks, it does not reduce the market and prepayment risks of these mortgage backed securities.

Corporate Debt Securities
Corporate debt securities are fixed income securities issued by businesses.  Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities.  A Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment. For example, higher ranking
(senior) debt securities have a higher priority than lower ranking
(subordinated) securities.  This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities.  In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities.  Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances.  For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

Commercial Paper

Commercial paper is an issuer's obligation with a maturity of less than nine months.  Companies typically issue commercial paper to pay for current expenditures.  Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper.  If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default.

Taxable Municipal Securities
Municipal securities are issued by states, counties, cities and other political subdivisions and authorities.  Although many municipal securities are exempt from federal income tax, a Fund may invest in taxable municipal securities.

Mortgage Backed Securities
Mortgage backed securities represent interests in pools of mortgages.
The mortgages that comprise a pool normally have similar interest rates, maturities and other terms.  Mortgages may have fixed or adjustable interest rates.  Interests in pools of adjustable rate mortgages are known as ARMs.

Mortgage backed securities come in a variety of forms.  Many have extremely complicated terms.  The simplest form of mortgage backed securities are pass-through certificates.  An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages.  Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month.
Holders of pass-through certificates receive a pro rata share of all payments and pre-payments from the underlying mortgages.  As a result, the holders assume all the prepayment risks of the underlying mortgages.

Collateralized Mortgage Obligations (CMOs)
CMOs, including interests in real estate mortgage investment conduits
(REMICs), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage backed securities.  This creates different prepayment and interest rate risks for each CMO class. The degree of increased or decreased prepayment risks depends upon the structure of the CMOs.  However, the actual returns on any type of mortgage backed security depend upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools.

Asset Backed Securities
Asset backed securities are payable from pools of obligations other than mortgages.  Most asset backed securities involve consumer or commercial debts with maturities of less than ten years.  However, almost any type of fixed income asset (including other fixed income securities) may be used to create an asset backed security.  Asset backed securities may take the form of commercial paper, notes or pass through certificates.  Asset backed securities have prepayment risks.
Like CMOs, asset backed securities may be structured like certain classes of mortgage backed securities known as Floaters and Inverse
Floaters, interest only mortgage backed securities (IOs) and principal only mortgage backed securities (POs).

Zero Coupon Securities
Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a coupon payment).  Investors buy zero coupon securities at a price below the amount payable at maturity.  The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security.  Investors must wait until maturity to receive interest and principal, which increases the interest rate risks and credit risks of a zero coupon security.

There are many forms of zero coupon securities.  Some are issued at a discount and are referred to as zero coupon or capital appreciation bonds.  Others are created from interest bearing bonds by separating the right to receive the bond's coupon payments from the right to receive the bond's principal due at maturity, a process known as coupon stripping.  Treasury STRIPs, IOs and POs are the most common forms of stripped zero coupon securities.  In addition, some securities give the issuer the option to deliver additional securities in place of cash interest payments, thereby increasing the amount payable at maturity.
These are referred to as pay-in-kind or PIK securities.

Bank Instruments
Bank instruments are unsecured interest bearing deposits with banks.
Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances.  Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks.
Eurodollar instruments are denominated in U.S. dollars and issued by
non-U.S. branches of U.S. or foreign banks.

Insurance Contracts
Insurance contracts include guaranteed investment contracts, funding agreements and annuities.  A Fund treats these contracts as fixed income securities.

Credit Enhancement
Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults.
In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer.  Normally, the credit enhancer has greater financial resources and liquidity than the issuer.  For this reason, the Adviser usually evaluates the credit risk of a fixed income security based in part upon its credit enhancement.

Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds.  Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security.  If a default occurs, these assets may be sold and the proceeds paid to the security's holders.  Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed income security.

Convertible Securities
Convertible securities are fixed income securities that a Fund has the option to exchange for equity securities at a specified conversion price.  The option allows a Fund to realize additional returns if the market price of the equity securities exceeds the conversion price.
For example, a Fund may hold fixed income securities that are convertible into shares of common stock at a conversion price of $10 per share.  If the market value of the shares of common stock reached
$12, the Fund could realize an additional $2 per share by converting its fixed income securities.

Convertible securities have lower yields than comparable fixed income securities.  In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities.  Thus, convertible securities may provide lower returns than non-convertible fixed income securities or equity securities depending upon changes in the price of the underlying equity securities.  However, convertible securities permit a Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment.

Tax Exempt Securities
Tax exempt securities are fixed income securities that pay interest that is not subject to regular federal income taxes.  Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities.  The market categorizes tax exempt securities by their source of repayment.

General Obligation Bonds
General obligation bonds are supported by the issuer's power to exact property or other taxes.  The issuer must impose and collect taxes sufficient to pay principal and interest on the bonds.  However, the issuer's authority to impose additional taxes may be limited by its charter or state law.

Special Revenue Bonds
Special   revenue  bonds  are  payable  solely  from  specific   revenues
received by the issuer such as specific  taxes,  assessments,  tolls,  or fees.  Bondholders  may  not  collect  from  the  municipality's  general taxes or  revenues.  For  example,  a  municipality  may  issue  bonds to build a toll road,  and  pledge the tolls to repay the bonds.  Therefore, a  shortfall  in the tolls  normally  would  result  in a default  on the bonds.

Private Activity Bonds
Private activity bonds are special revenue bonds used to finance private entities.  For example, a municipality may issue bonds to finance a new factory to improve its local economy.  The municipality would lend the proceeds from its bonds to the company using the factory, and the company would agree to make loan payments sufficient to repay the bonds.  The bonds would be payable solely from the company's loan payments, not from any other revenues of the
municipality.  Therefore, any default on the loan normally would result in a default on the bonds.

The interest on many types of private activity bonds is subject to the federal alternative minimum tax (AMT).  A Fund may invest in bonds subject to AMT.

Tax Increment Financing Bonds
Tax increment financing (TIF) bonds are payable from increases in taxes or other revenues attributable to projects financed by the bonds.  For example, a municipality may issue TIF bonds to redevelop a commercial area.  The TIF bonds would be payable solely from any increase in sales taxes collected from merchants in the area.  The bonds could default if merchants' sales, and related tax collections, failed to increase as anticipated.

Municipal Notes
Municipal notes are short-term tax exempt securities.  Many
municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues.  Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds.
The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.

Variable Rate Demand Instruments
      Variable rate demand instruments are tax exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand.  The securities also pay interest at a variable rate intended to cause the securities to trade at their face value.  The Funds treat demand instruments as short-term securities, because their variable interest rate adjusts in response to changes in market rates, even though their stated maturity may extend beyond thirteen months.

Municipal Leases
Municipalities may enter into leases for equipment or facilities.  In order to comply with state public financing laws, these leases are typically subject to annual appropriation.  In other words, a municipality may end a lease, without penalty, by not providing for the lease payments in its annual budget.  After the lease ends, the lessor can resell the equipment or facility but may lose money on the sale.

The Funds may invest in securities supported by pools of municipal leases.  The most common type of lease backed securities are certificates of participation (COPs).  However, the Funds may also invest directly in individual leases.

Foreign Equity Securities
Foreign securities are securities of issuers based outside the United
States.  The Funds consider an issuer to be based outside the United
States if:

o     it is organized under the laws of, or has a principal office located in, another country;

o     the principal trading market for its securities is in another country; or

o     it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed or sales made in another country.

       The foreign securities in which the Funds invest are primarily denominated in U.S. dollars. Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to risks of foreign investing.

Depositary Receipts
Depositary receipts represent interests in underlying securities issued by a foreign company.  Depositary receipts are not traded in the same market as the underlying security.  The foreign securities underlying
American Depositary Receipts (ADRs) are traded in the United States.
ADRs provide a way to buy shares of foreign-based companies in the
United States rather than in overseas markets.  ADRs are also traded in
U.S. dollars, eliminating the need for foreign exchange transactions.
The foreign securities underlying European Depositary Receipts (EDRs),
Global Depositary Receipts (GDRs) and International Depositary Receipts
(IDRs), are traded globally or outside the United States.  Depositary receipts involve many of the same risks of investing directly in foreign securities, including currency risks and risks of foreign investing.

Foreign Government Securities
Foreign government securities generally consist of fixed income securities supported by national, state or provincial governments or similar political subdivisions.  Foreign government securities also include debt obligations of supranational entities, such as
international organizations designed or supported by governmental entities to promote economic reconstruction or development,
international banking institutions and related government agencies.
Examples of these include, but are not limited to, the International
Bank for Reconstruction and Development (the World Bank), the Asian
Development Bank, the European Investment Bank and the Inter-American
Development Bank.

Foreign government securities also include fixed income securities of quasi-governmental agencies that are either issued by entities owned by a national, state or equivalent government or are obligations of a political unit that are not backed by the national government's full faith and credit.  Further, foreign government securities include mortgage-related securities issued or guaranteed by national, state or provincial governmental instrumentalities, including quasi-governmental agencies.

Derivative Contracts
Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying)
securities, currencies, commodities, financial indices or other assets.  Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset.  Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset.
The other party to a derivative contract is referred to as a counterparty.

Many derivative contracts are traded on securities or commodities exchanges.  In this case, the exchange sets all the terms of the contract except for the price.  Investors make payments due under their contracts through the exchange.  Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange.  Parties to the contract make (or collect)
daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts.  This protects investors against potential defaults by the counterparty.  Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.

For example, a Fund could close out an open contract to buy an asset at a future date by entering into an offsetting contract to sell the same asset on the same date.  If the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the
Fund realizes a loss.  Exchanges may limit the amount of open contracts permitted at any one time.  Such limits may prevent a Fund from closing out a position.  If this happens, a Fund will be required to keep the contract open (even if it is losing money on the contract), and to make any payments required under the contract (even if it has to sell portfolio securities at unfavorable prices to do so).  Inability to close out a contract could also harm a Fund by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract.

A Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the
counterparty.  OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts.  In addition,
OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts.

Depending upon how a Fund uses derivative contracts and the
relationships between the market value of a derivative contract and the underlying asset, derivative contracts may increase or decrease a
Fund's exposure to market and currency risks, and may also expose a Fund to liquidity and leverage risks.  OTC contracts also expose a Fund to credit risks in the event that a counterparty defaults on the contract.

A Fund may trade in the following types of derivative contracts.

Futures Contracts
Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a specified price, date, and time.  Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset.  Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset.

Options
Options are rights to buy or sell an underlying asset for a specified price (the exercise price) during, or at the end of, a specified period.  A call option gives the holder (buyer) the right to buy the underlying asset from the seller (writer) of the option.  A put option gives the holder the right to sell the underlying asset to the writer of the option.  The writer of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option.

The Funds may also write call options to generate income from premiums, and in anticipation of a decrease or only limited increase in the value of the underlying asset. If a call written by a Fund is exercised, the
Fund foregoes any possible profit from an increase in the market price of the underlying asset over the exercise price plus the premium received.

The Funds may also write put options to generate income from premiums, and in anticipation of an increase or only limited decrease in the value of the underlying asset. In writing puts, there is a risk that a
Fund may be required to take delivery of the underlying asset when its current market price is lower than the exercise price.  When a Fund writes options on futures contracts, it will be subject to margin requirements similar to those applied to futures contracts.

Special Transactions
Repurchase Agreements
Repurchase agreements are transactions in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price.  The repurchase price exceeds the sale price, reflecting a Fund's return on the transaction.  This return is unrelated to the interest rate on the underlying security.
The Funds will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

The Funds' custodian or subcustodian will take possession of the securities subject to repurchase agreements.  The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

Repurchase agreements are subject to counterparty risks.

Delayed Delivery Transactions
Delayed delivery transactions, including when issued transactions, are arrangements in which a Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time.
During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to a Fund.  A Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares.
Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices.  Therefore, delayed delivery
transactions create market risks for the Fund.  Delayed delivery transactions also involve credit risks in the event of a counterparty default. These transactions create leverage risks.

To Be Announced Securities (TBAs)
As with other delayed delivery transactions, a seller agrees to issue a
TBA security at a future date.  However, the seller does not specify the particular securities to be delivered.  Instead, a Fund agrees to accept any security that meets specified terms.  For example, in a TBA mortgage backed transaction, a Fund and the seller would agree upon the issuer, interest rate and terms of the underlying mortgages.  The seller would not identify the specific underlying mortgages until it issues the security.  TBA mortgage backed securities increase interest rate risks because the underlying mortgages may be less favorable than anticipated by a Fund.

Dollar Rolls
Dollar rolls are transactions where the Fund sells mortgage backed securities with a commitment to buy similar, but not identical, mortgage backed securities on a future date at a lower price.
Normally, one or both securities involved are TBA mortgage backed securities.  Dollar rolls are subject to interest rate risks and credit risks.  These transactions create leverage risks.

Investing in Securities of Other Investment Companies
A Fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash.

Investment Ratings for High Grade Securities
The Adviser will determine whether a security is high grade based upon the credit ratings given by one or more nationally recognized rating services. For example, Standard and Poor's, a rating service, assigns ratings to high grade securities (AAA, AA, and A) based on its assessment of the likelihood of the issuer's inability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, a Fund must rely entirely upon the Adviser's credit assessment that the security is comparable to high grade.

If a security is downgraded below the minimum quality grade discussed above, the Adviser will reevaluate the security, but will not be required to sell it.

INVESTMENT RISKS
There are many factors which may affect an investment in the Funds. The
Funds' principal risks are described in its prospectus. Additional risk factors are outlined below.

Stock Market Risks
o     The value of equity securities in a Fund's portfolio will rise and fall. These fluctuations could be a sustained trend or a short-term movement. A Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, a Fund's share price may decline.

o     The Adviser attempts to manage market risk by limiting the amount a Fund invests in each company's equity securities. However, diversification will not protect a Fund against widespread or prolonged declines in the stock market.

Sector Risks
o     Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. As the Adviser allocates more of a Fund's portfolio holdings to a particular sector, a Fund's performance will be more
    susceptible to any economic, business or other developments which generally affect that sector.

Risks Related to Investing for Growth
o     Due to their relatively high valuations, growth stocks are typically more volatile than value stocks.  For instance, the price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development.  Further, growth stocks may not pay dividends or may pay lower dividends than value stocks.  This means they depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks that pay higher dividends.

Risks Related to Investing for Value
o     Due to their relatively low valuations, value stocks are
    typically less volatile than growth stocks.  For instance, the price of a value stock may experience a smaller increase on a forecast of higher earnings, a positive fundamental development, or positive market development.  Further, value stocks tend to have higher dividends than growth stocks.  This means they depend less on price changes for returns and may lag behind growth stocks in an up market.

Risks Related to Company Size
o     Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share.

o     Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

Risks of Foreign Investing
o     Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the
    United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

o     Foreign companies may not provide information (including
    financial statements) as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than United States companies by market analysts and the financial press.  In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S.
    companies. These factors may prevent the Fund and its Adviser from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.

o     Foreign countries may have restrictions on foreign ownership of securities or may impose exchange controls, capital flow
    restrictions or repatriation restrictions which could adversely affect the liquidity of the Fund's investments.

Interest Rate Risks
o     Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall.
    However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

o     Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Credit Risks
o     Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.

o     Many fixed income securities receive credit ratings from services such as Standard & Poor's (S&P) and Moody's Investors Service, Inc.
    (Moody's). These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the
    Fund must rely entirely upon the Adviser's credit assessment.

o     Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate.  The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

o     Credit risk includes the possibility that a party to a
    transaction involving a Fund will fail to meet its obligations. This could cause a Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

Call Risks
o     Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.

o     If a fixed income security is called, a Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks or other less favorable characteristics.

Prepayment Risks
o     Unlike traditional fixed income securities, which pay a fixed rate of interest until maturity (when the entire principal amount is due) payments on mortgage backed securities include both interest and a partial payment of principal.  Partial payment of principal may be comprised of scheduled principal payments as well as unscheduled payments from the voluntary prepayment, refinancing or foreclosure of the underlying loans.  These unscheduled prepayments of principal create risks that can adversely affect a Fund holding mortgage backed securities.

   For example, when interest rates decline, the values of mortgage backed securities generally rise.  However, when interest rates decline, unscheduled prepayments can be expected to accelerate, and a Fund would be required to reinvest the proceeds of the prepayments at the lower interest rates then available.  Unscheduled prepayments would also limit the potential for capital appreciation on mortgage backed securities.

   Conversely, when interest rates rise, the values of mortgage backed securities generally fall.  Since rising interest rates typically result in decreased prepayments, this could lengthen the average lives of mortgage backed securities, and cause their value to decline more than traditional fixed income securities.

o     Generally, mortgage backed securities compensate for the
    increased risk associated with prepayments by paying a higher yield.  The additional interest paid for risk is measured by the difference between the yield of a mortgage backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread).  An increase in the spread will cause the price of the mortgage backed security to decline.  Spreads generally increase in response to adverse economic or market conditions.  Spreads may also increase if the security is perceived to have an increased prepayment risk or is perceived to have less market demand.

Liquidity Risks
o     Trading opportunities are more limited for fixed income
    securities that have not received any credit ratings, have received ratings below investment grade or are not widely held.

o     Trading opportunities are more limited for CMOs that have complex terms or that are not widely held.  These features may make it more difficult to sell or buy a security at a favorable price or time.
    Consequently, a Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on a Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.

o     Liquidity risk also refers to the possibility that the Fund may not be able to sell a security when it wants to. If this happens, the Fund will be required to continue to hold the security, and the
    Fund could incur losses.

Sector Risks
o     A substantial part of a Fund's portfolio may be comprised of securities issued or credit enhanced by companies in similar businesses, by issuers located in the same state, or with other similar characteristics. As a result, a Fund will be more
    susceptible to any economic, business, political or other
    developments which generally affect these issuers.

Risks Associated with Noninvestment Grade Securities
o     Securities rated below investment grade, also known as junk bonds, generally entail greater market, credit and liquidity risks than investment grade securities. For example, their prices are more volatile, economic downturns and financial setbacks may affect their prices more negatively, and their trading market may be more limited.

Risks Associated with Complex CMOs
o     CMOs with complex or highly variable prepayment terms, such as companion classes, IOs, POs, Inverse Floaters and residuals, generally entail greater market, prepayment and liquidity risks than other mortgage backed securities. For example, their prices are more volatile and their trading market may be more limited.

Tax Risks
o     In order to be tax-exempt, municipal securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.
o     Changes or proposed changes in federal tax laws may cause the prices of municipal securities to fall.

Vermont Investment Risks

Vermont is a predominately rural economy with its key economic base comprised of tourism, recreation, agriculture, manufacturing, health care, and higher education.

The state's dairy oriented agriculture industry is struggling, mainly from depressed milk prices, over-production, excess capacity, and changes in diet habits.

The state's manufacturing sector has shed approximately 5,400 jobs since the year 2000.  Most analysts believe major layoff announcements have bottomed although the risks associated with the vitality of IBM, a major employer in the northwestern part of the state, cannot be ignored.

Like most states in the country, Vermont fiscal policy is currently struggling with a financial imbalance - soft tax revenue growth supporting growing spending programs.  Appropriate spending reductions have been made by the outgoing administration.

State general obligation bonds are rated Aa1 by Moodys and AA+ by
Standard and Poor's.

INVESTMENT LIMITATIONS

Diversification
With respect to securities comprising 75% of the value of its total assets, the Funds (except the Vermont Municipal Fund) will not purchase securities of any one issuer (other than cash; cash items; securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities; and securities of other investment companies) if, as a result, more than 5% of the value of each Fund's total assets would be invested in the securities of that issuer, or each Fund would own more than 10% of the outstanding voting securities of that issuer.

Investing in Exempt-Interest Obligations
The Vermont Municipal Bond Fund will invest its assets so that at least
80% of the income that it distributes will be exempt from federal regular income tax and personal income taxes imposed by the State of
Vermont and Vermont municipalities.

Concentration
The Funds will not make investments that will result in the
concentration of their investments in the securities of issuers primarily engaged in the same industry. For purposes of this restriction, the term concentration has the meaning set forth in the
Investment Company Act of 1940 (1940 Act), any rule or order thereunder, or any SEC staff interpretation thereof. Government securities and municipal securities will not be deemed to constitute an industry.

Underwriting
The Funds may not underwrite the securities of other issuers, except that the Funds may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities
Act of 1933.

Investing in Commodities
The Funds may not purchase or sell physical commodities, provided that the Funds may purchase securities of companies that deal in
commodities. For purposes of this restriction, investments in transactions involving futures contracts and options, forward currency contracts, swap transactions and other financial contracts that settle by payment of cash are not deemed to be investments in commodities.

Investing in Real Estate
The Funds may not purchase or sell real estate, provided that this restriction does not prevent the Funds from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. The Funds may exercise their rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

Borrowing Money and Issuing Senior Securities
The Funds may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the 1940 Act, any rule or order thereunder, or any SEC staff interpretation thereof.

Lending
The Funds may not make loans, provided that this restriction does not prevent the Funds from purchasing debt obligations, entering into repurchase agreements, lending their assets to broker/dealers or institutional investors and investing in loans, including assignments and
participation interests.

The above limitations cannot be changed unless authorized by the
Fund's Board and by the "vote of a majority of its outstanding voting securities," as defined by the 1940 Act. The following limitations, however, may be changed by the Board without shareholder approval.
Shareholders will be notified before any material change in these limitations becomes effective.

Illiquid Securities
The Funds will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits maturing in more than seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 15% of each Fund's net assets.

Investing in Other Investment Companies
The Funds may invest their assets in securities of other investment companies as an efficient means of carrying out their investment policies. It should be noted that investment companies incur certain expenses, such as management fees, and, therefore, any investment by the Funds in shares of other investment companies may be subject to such duplicate expenses. At the present time, the Funds expect that their investments in other investment companies may include shares of money market funds, including funds affiliated with the Adviser or distributor.

The Funds may invest in the securities of affiliated money market funds as an efficient means of managing the Funds' uninvested cash.

Purchases on Margin
The Funds will not purchase securities on margin, provided that the Funds may obtain short-term credits necessary for the clearance of purchases and sales of securities, and further provided that the Funds may make margin deposits in connection with their use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

Pledging Assets
The Funds will not mortgage, pledge, or hypothecate any of their assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

For purposes of the above limitations, the Funds consider certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."  Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.

In applying the concentration restriction:  (a) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (b) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (c) asset-backed securities will be classified according to the underlying assets securing such securities.  Also, to conform to the current view of the SEC that only domestic bank instruments may be excluded from industry concentration limitations, as a matter of non-fundamental policy, a Fund will not exclude foreign bank instruments from industry concentration limits as long as the policy of the SEC remains in effect.  Moreover, investments in bank instruments, and investments in certain industrial development bonds funded by activities in a single industry, will be deemed to constitute investment in an industry, except when held for temporary defensive purposes.  The investment of more than 25% of the value of a Fund's total assets in any one industry will constitute "concentration."

DETERMINING MARKET VALUEs OF SECURITIES
Market values of the Funds' portfolio securities are determined as follows:

o     for equity securities, according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

o     in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

o     futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the
  over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

o     for fixed income securities, according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost;
  and

o     for all other securities at fair value as determined in good faith by the Board.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

Trading in Foreign Securities
Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing their
NAV, the Funds value foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S.
dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Funds'
Board, although the actual calculation may be done by others.

WHAT DO SHARES COST?

The Funds' net asset value (NAV) per Share fluctuates and is based on the market value of all securities and other assets of the Funds.

REDUCING OR eliminating THE FRONT-END SALES CHARGE
You can reduce or eliminate the applicable front-end sales charge, as follows:

Quantity Discounts
Larger purchases of Shares of the same Fund can reduce or eliminate the sales charge you pay. Each Fund will combine purchases of Shares made on the same day by you, your spouse and your children under age 21. In addition, purchases made at one time by a trustee or fiduciary for a single trust estate or a single fiduciary account can be combined.

Accumulated Purchases
If you make an additional purchase of Shares, you can count previous
Share purchases still invested in a Fund in calculating the applicable sales charge on the additional purchase.

Concurrent Purchases
You can combine concurrent purchases of Shares of two or more Funds in the Trust in calculating the applicable sales charge.

Letter of Intent
You can sign a Letter of Intent committing to purchase a certain amount of Shares within a 13-month period to combine such purchases in calculating the sales charge. The Funds' Custodian will hold Shares in escrow equal to the maximum applicable sales charge. If you complete the Letter of Intent, the Custodian will release the Shares in escrow to your account. If you do not fulfill the Letter of Intent, the
Custodian will redeem the appropriate amount from the Shares held in escrow to pay the sales charges that were not applied to your purchases.

Reinvestment Privilege
You may reinvest, within 120 days, your Share redemption proceeds at the next determined NAV without any sales charge.

Purchases by Affiliates of the Fund
The following individuals and their immediate family members may buy
Shares at NAV without any sales charge because there are nominal sales efforts associated with their purchases:

o     the Trustees, employees and sales representatives of the Funds, the Adviser, the Distributor and their affiliates or by an immediate family member of these individuals;

o     Directors or immediate family members of Directors of Banknorth
  Group, Inc. and its affiliates;

o     any associated person of an investment dealer who has a sales agreement with the Distributor; and

o     trusts, pension or profit-sharing plans for these individuals.

HOW ARE THE FUNDS SOLD?

The Funds' the Distributor (Edgewood Services, Inc.), offers Shares on a continuous, best-efforts basis.

FRONT-END SALES CHARGE REALLOWANCES
The Distributor receives a front-end sales charge on certain Share sales. The Distributor generally pays up to 90% (and as much as 100%)
of this charge to investment professionals for sales and/or
administrative services. Any payments to investment professionals in excess of 90% of the front-end sales charge are considered supplemental payments. The Distributor retains any portion not paid to an investment professional.

RULE 12B-1 PLAN
As a compensation-type plan, the Rule 12b-1 Plan is designed to pay the
Distributor (who may then pay investment professionals such as banks, broker/dealers, trust departments of banks and registered investment advisers) for marketing activities (such as advertising, printing and distributing prospectuses, and providing incentives to investment professionals) to promote sales of Shares so that overall Fund assets are maintained or increased. This helps the Funds achieve economies of scale, reduce per share expenses, and provide cash for orderly portfolio management and Share redemptions. In addition, the Funds'
service providers that receive asset-based fees also benefit from stable or increasing Fund assets.

The Funds may compensate the Distributor more or less than its actual marketing expenses. In no event will a Fund pay for any expenses of the
Distributor that exceed the maximum Rule 12b-1 Plan fee.

The maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the marketing-related expenses the
Distributor has incurred. Therefore, it may take the Distributor a number of years to recoup these expenses.

SHAREHOLDER SERVICES
The Funds may pay Federated Shareholder Services Company, a subsidiary of Federated Investors, Inc. (Federated), for providing shareholder services and maintaining shareholder accounts. Federated Shareholder
Services Company may select others to perform these services for their customers and may pay them fees.

SUPPLEMENTAL PAYMENTS
Investment professionals (such as broker-dealers or banks) may be paid fees, in significant amounts, out of the assets of the Distributor and/or Federated Shareholder Services Company (these fees do not come out of Fund assets). The Distributor and/or Federated Shareholder
Services Company may be reimbursed by the Adviser or its affiliates.

Investment professionals receive such fees for providing
distribution-related and/or shareholder services, such as advertising, providing incentives to their sales personnel, sponsoring other activities intended to promote sales and maintaining shareholder accounts. These payments may be based upon such factors as the number or value of Shares the investment professional sells or may sell; the value of client assets invested; and/or the type and nature of sales or marketing support furnished by the investment professional.

EXCHANGING SECURITIES FOR SHARES

You may contact the Distributor to request a purchase of Shares in exchange for securities you own. The Funds reserve the right to determine whether to accept your securities and the minimum market value to accept. The Funds will value your securities in the same manner as they value their assets. This exchange is treated as a sale of your securities for federal tax purposes.

REDEMPTION IN KIND

Although the Funds intend to pay Share redemptions in cash, they reserve the right, as described below, to pay the redemption price in whole or in part by a distribution of the Funds' portfolio securities.

Because the Funds have elected to be governed by Rule 18f-1 under the
1940 Act, the Funds are obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Funds' Board determines that payment should be in kind.
In such a case, the Funds will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as a
Fund determines its NAV. The portfolio securities will be selected in a manner that the Funds' Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

ACCOUNT AND SHARE INFORMATION

VOTING RIGHTS
Each share of each Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote.

All Shares of the Trust have equal voting rights, except that in matters affecting only a particular Fund, only Shares of that Fund are entitled to vote.

Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the
Trust's outstanding Shares of all series entitled to vote.

As of November 1, 2002, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Shares of the following Funds:

Banknorth Large Cap Core Fund: Stratevest and Co., Brattleboro, VT,
owned approximately 9,903,186 Shares (98.90%).

Banknorth Large Cap Value Fund: Stratevest and Co., Brattleboro, VT,
owned approximately 5,625,306 Shares (96.92%).

Banknorth Small/Mid Cap Core Fund: Stratevest and Co., Brattleboro, VT,
owned approximately 2,876,469 Shares (99.92%).

Banknorth Intermediate Bond Fund: Stratevest and Co., Brattleboro, VT,
owned approximately 11,923,108 Shares (99.58%).

Banknorth Vermont Municipal Bond Fund: Stratevest and Co., Brattleboro,
VT, owned approximately 7,872,571 Shares (98.82%).

Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.

TAX INFORMATION

FEDERAL INCOME TAX
The Funds intend to meet requirements of Subchapter M of the Internal
Revenue Code applicable to regulated investment companies. If these requirements are not met, they will not receive special tax treatment and will pay federal income tax.

Each Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trust's other portfolios will be separate from those realized by a Fund.

FOREIGN INVESTMENTS
If the Funds purchase foreign securities, their investment income may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which a Fund would be subject. The effective rate of foreign tax cannot be predicted since the amount of Fund assets to be invested within various countries is uncertain. However, the Funds intend to operate so as to qualify for treaty-reduced tax rates when applicable.

Distributions from a Fund may be based on estimates of book income for the year. Book income generally consists solely of the coupon income generated by the portfolio, whereas tax-basis income includes gains or losses attributable to currency fluctuation. Due to differences in the book and tax treatment of fixed-income securities denominated in foreign currencies, it is difficult to project currency effects on an interim basis. Therefore, to the extent that currency fluctuations cannot be anticipated, a portion of distributions to shareholders could later be designated as a return of capital, rather than income, for income tax purposes, which may be of particular concern to simple trusts.

If the Funds invest in the stock of certain foreign corporations, they may constitute Passive Foreign Investment Companies (PFIC), and the
Funds may be subject to Federal income taxes upon disposition of PFIC investments.

If more than 50% of the value of a Fund's assets at the end of the tax year is represented by stock or securities of foreign corporations, the
Funds intend to qualify for certain Code stipulations that would allow shareholders to claim a foreign tax credit or deduction on their U.S.
income tax returns. The Code may limit a shareholder's ability to claim a foreign tax credit. Shareholders who elect to deduct their portion of a Fund's foreign taxes rather than take the foreign tax credit must itemize deductions on their income tax returns.

Vermont TAXES
Under existing Vermont laws, distributions made by the Fund will not be subject to Vermont personal income taxes to the extent that such distributions qualify as exempt-interest dividends under the Internal
Revenue Code, and represent (i) interest from obligations of Vermont or any of its political subdivisions, or (ii) income from obligations of the United States government which are exempted from state income taxation by a law of the United States.

Certain municipalities in Vermont may also impose an income tax on individuals and corporations. You should consult your tax adviser for information regarding the applicability of any local taxes on Fund distributions.

BOARD OF TRUSTEES AND TRUST OFFICERS

The following table gives information about each Board member and the senior officers of the Funds. The tables separately list Board members who are "interested persons" of the Funds (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members).
Unless otherwise noted, the address of each person listed is Federated
Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. The Banknorth
Funds Complex consists of five investment company portfolios. Unless otherwise noted, each Board member: oversees all portfolios in the
Federated Fund Complex; serves for an indefinite term; and also serves as a Board member of the following investment company complexes:
Federated Investors Funds - 139 portfolios; CCMI Funds-two portfolios;
Regions Funds-eight portfolios; Riggs Funds-nine portfolios; and
WesMark Funds-five portfolios.

As of November 1, 2002, the Funds' Trustees and Officers as a group owned less than 1% of the Funds' outstanding Shares.

Interested Trustees background and compensation

                       rincipal Occupation(s) for Past   Aggregate      otal
                       ive Years, Other Directorships    Compensation   ompensation
                       eld and Previous Positions        From Funds     rom Trust and
                                                         (past          anknorth Fund
                                                         fiscal         omplex (past
                                                         year) (add     alendar year)
Name                                                     footnote      T
Birth Date                                               symbol if     C
Address                                                  applicable    F
Positions Held with   P                                  per           B
Trust                 F                                  instructions  C
Date Service Began    H                                  above)        c
John F. Donahue*      Principal Occupations: Chief           $0        $0
Birth Date: July      Executive Officer and Director
28, 1924              or Trustee of the Federated Fund
CHAIRMAN AND TRUSTEE  Complex; Chairman and Director,
Began serving:        Federated Investors, Inc.;
August 2000           Chairman, Federated Investment
                      Management Company, Federated
                      Global Investment Management
                      Corp. and Passport Research, Ltd.

                      Previous Positions: Trustee,
                      Federated Investment Management
                      Company and Chairman and
                      Director, Federated Investment
                      Counseling.

J. Christopher        Principal Occupations: President       $0        $0
Donahue*              or Executive Vice President of
Birth Date: April     the Federated Fund Complex;
11, 1949              Director or Trustee of some of
EXECUTIVE VICE        the Funds in the Federated Fund
PRESIDENT AND         Complex; President, Chief
TRUSTEE               Executive Officer and Director,
Began serving:        Federated Investors, Inc.;
August 2000           President, Chief Executive
                      Officer and Trustee, Federated
                      Investment Management Company;
                      Trustee, Federated Investment
                      Counseling; President, Chief
                      Executive Officer and Director,
                      Federated Global Investment
                      Management Corp.; President and
                      Chief Executive Officer,
                      Passport Research, Ltd.;
                      Trustee, Federated Shareholder
                      Services Company; Director,
                      Federated Services Company.

                      Previous Position: President,
                      Federated Investment Counseling.

Lawrence D. Ellis,    Principal Occupations: Director       $1,230.94  $117,117.17
M.D.*                 or Trustee of the Federated Fund
Birth Date: October   Complex; Professor of Medicine,
11, 1932              University of Pittsburgh;
3471 Fifth Avenue     Medical Director, University of
Suite 1111            Pittsburgh Medical Center
Pittsburgh, PA        Downtown; Hematologist,
TRUSTEE               Oncologist and Internist,
Began serving:        University of Pittsburgh Medical
August 2000           Center.

                      Other Directorships Held:
                      Member, National Board of
                      Trustees, Leukemia Society of
                      America.

                      Previous Positions: Trustee,
                      University of Pittsburgh;
                      Director, University of
                      Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status:  John F.
Donahue is the father of J. Christopher Donahue; both are "interested"
due to the positions they hold with Federated and its subsidiaries.
Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Funds' principal underwriter, Federated Securities
Corp., a Federated subsidiary.
-------------------------------------------------------------------------

Independent trustees background and compensation

                                                         Aggregate      Total
                                                        -Compensation   Compensation
                                                         From Funds     From Trust and
                                                         (past          Banknorth Fund
                      Principal Occupation(s) for Past   fiscal         Complex (past
                      Five Years, Other Directorships  - year) (add     Calendar year)
Name                  Held and Previous Positions        footnote
Birth Date                                               symbol if
Address                                                  applicable
Positions Held with                                      per
Trust                                                    instructions
Date Service Began                                       above)
Thomas G. Bigley      Principal Occupation: Director        $1,354.05  $128,847.72
Birth Date:           or Trustee of the Federated Fund
February 3, 1934      Complex.
15 Old Timber Trail
Pittsburgh, PA        Other Directorships Held:
TRUSTEE               Director, Member of Executive
Began serving:        Committee, Children's Hospital
August 2000           of Pittsburgh; Director, Member
                      of Executive Committee,
                      University of Pittsburgh.

                      Previous Position: Senior
                      Partner, Ernst & Young LLP.

John T. Conroy, Jr.   Principal Occupations: Director       $1,354.05  $128,847.66
Birth Date: June      or Trustee of the Federated Fund
23, 1937              Complex; Chairman of the Board,
Grubb &               Investment Properties
Ellis/Investment      Corporation; Partner or Trustee
Properties            in private real estate ventures
Corporation           in Southwest Florida.
3838 Tamiami Trail
N.                    Previous Positions: President,
Naples, FL            Investment Properties
TRUSTEE               Corporation; Senior Vice
Began serving:        President, John R. Wood and
August 2000           Associates, Inc., Realtors;
                      President, Naples Property
                      Management, Inc. and Northgate
                      Village Development Corporation.

Nicholas P.           Principal Occupation: Director        $1,354.05  $126,923.53
Constantakis          or Trustee of the Federated Fund
Birth Date:           Complex; Partner, Andersen
September 3, 1939     Worldwide SC (prior to 9/1/97).
175 Woodshire Drive
Pittsburgh, PA        Other Directorships Held:
TRUSTEE               Director, Michael Baker
Began serving:        Corporation (engineering and
August 2000           energy services worldwide).

John F. Cunningham    Principal Occupation: Director        $1,230.94  $115,368.16
Birth Date: March     or Trustee of the Federated Fund
5, 1943               Complex.
353 El Brillo Way
Palm Beach, FL        Other Directorships Held:
TRUSTEE               Chairman, President and Chief
Began serving:        Executive Officer, Cunningham &
August 2000           Co., Inc. (strategic business
                      consulting); Trustee Associate,
                      Boston College.

                      Previous Positions: Director,
                      Redgate Communications and EMC
                      Corporation (computer storage
                      systems); Chairman of the Board
                      and Chief Executive Officer,
                      Computer Consoles, Inc.;
                      President and Chief Operating
                      Officer, Wang Laboratories;
                      Director, First National Bank of
                      Boston; Director, Apollo
                      Computer, Inc.

Peter E. Madden       Principal Occupation: Director        $1,230.94  $117,117.14
Birth Date: March     or Trustee of the Federated Fund
16, 1942              Complex; Management Consultant.
One Royal Palm Way
100 Royal Palm Way    Previous Positions:
Palm Beach, FL        Representative, Commonwealth of
TRUSTEE               Massachusetts General Court;
Began serving:        President, State Street Bank and
August 2000           Trust Company and State Street
                      Corporation (retired); Director,
                      VISA USA and VISA International;
                      Chairman and Director,
                      Massachusetts Bankers
                      Association; Director,
                      Depository Trust Corporation;
                      Director, The Boston Stock
                      Exchange.

Charles F.            Principal Occupations: Director       $1,354.05  $128,847.66
Mansfield, Jr.        or Trustee of the Federated Fund
Birth Date: April     Complex; Management Consultant;
10, 1945              Executive Vice President, DVC
80 South Road         Group, Inc. (marketing,
Westhampton Beach,    communications and technology)
NY                    (prior to 9/1/00).
TRUSTEE
Began serving:        Previous Positions: Chief
August 2000           Executive Officer, PBTC
                      International Bank; Partner,
                      Arthur Young & Company (now
                      Ernst & Young LLP); Chief
                      Financial Officer of Retail
                      Banking Sector, Chase Manhattan
                      Bank; Senior Vice President,
                      HSBC Bank USA (formerly, Marine
                      Midland Bank); Vice President,
                      Citibank; Assistant Professor of
                      Banking and Finance, Frank G.
                      Zarb School of Business, Hofstra
                      University.

John E. Murray,       Principal Occupations:  Director      $1,454.00  $117,117.14
Jr., J.D., S.J.D.     or Trustee of the Federated Fund
Birth Date:           Complex; Chancellor and Law
December 20, 1932     Professor, Duquesne University;
Chancellor,           Consulting Partner, Mollica &
Duquesne University   Murray.
Pittsburgh, PA
TRUSTEE               Other Directorships Held:
Began serving:        Director, Michael Baker Corp.
August 2000           (engineering, construction,
                      operations and technical
                      services).

                      Previous Positions: President,
                      Duquesne University; Dean and
                      Professor of Law, University of
                      Pittsburgh School of Law; Dean
                      and Professor of Law, Villanova
                      University School of Law.

Marjorie P. Smuts     Principal Occupations:  Director      $1,230.94  $117,117.17
Birth Date: June      or Trustee of the Federated Fund
21, 1935              Complex; Public
4905 Bayard Street    Relations/Marketing
Pittsburgh, PA        Consultant/Conference
TRUSTEE               Coordinator.
Began serving:
August 2000           Previous Positions: National
                      Spokesperson, Aluminum Company
                      of America; television producer;
                      President, Marj Palmer Assoc.;
                      Owner, Scandia Bord.

John S. Walsh         Principal Occupations:  Director      $1,230.94  $117,117.17
Birth Date:           or Trustee of the Federated Fund
November 28, 1957     Complex; President and Director,
2604 William Drive    Heat Wagon, Inc. (manufacturer
Valparaiso, IN        of construction temporary
TRUSTEE               heaters); President and
Began serving:        Director, Manufacturers
August 2000           Products, Inc. (distributor of
                      portable construction heaters);
                      President, Portable Heater
                      Parts, a division of
                      Manufacturers Products, Inc.

                      Other Directorships Held:
                      Director, Walsh & Kelly, Inc.
                      (heavy highway contractor).

                      Previous Position: Vice
                      President, Walsh & Kelly, Inc.

Officers**
-------------------------------------------------------------------------

Name                Principal Occupation(s) and Previous Positions
Birth Date
Address
Positions Held
with Trust

------------------- Principal Occupations: Senior Vice President and Director of
Peter Germain       Proprietary Funds Services, Federated Services Company.
Birth Date:
September 3, 1959   Previous Positions: Senior Corporate Counsel, Federated
Federated           Services Company.
Investors Tower
1001 Liberty Avenue
Pittsburgh, PA
PRESIDENT

John W. McGonigle   Principal Occupations: Executive Vice President and Secretary
Birth Date:         of the Federated Fund Complex; Executive Vice President,
October 26, 1938    Secretary and Director, Federated Investors, Inc.
VICE PRESIDENT AND
SECRETARY

Beth Broderick      Principal Occupations: Vice President, Federated Services
Birth Date: August  Company since 1999.
2, 1965
------------------- Previous Positions: Client Services Officer, Federated
Federated           Services Company from 1992 to 1997.
Investors Tower
1001 Liberty Avenue
Pittsburgh, PA
VICE PRESIDENT

Stephen L. Eddy     Principal Occupations: Senior Vice President and Director,
Birth Date: August  Banknorth Funds since 2000
10, 1962
------------------- Previous Position: Vice President, Retirement Plan Services,
1 Portland Square   Banknorth, from 1994 to 2000
Portland, Maine
04101
VICE PRESIDENT

Judith J. Mackin    Principal Occupations: Vice President and Director of
Birth Date: May     Administration for Mutual Fund Services Group of Federated
30, 1960            Investors, Inc.
-------------------
Federated
Investors Tower
1001 Liberty Avenue
Pittsburgh, PA
VICE PRESIDENT

Richard J. Thomas   Principal Occupations: Treasurer of the Federated Fund
Birth Date: June    Complex; Senior Vice President, Federated Administrative
17, 1954            Services.
-------------------
Federated
Investors Tower
1001 Liberty Avenue
Pittsburgh, PA
TREASURER

** Officers do not receive any compensation from the Funds.
-------------------------------------------------------------------------
Thomas R. Donahue, Chief Financial Officer, Vice President, Treasurer
and Assistant Secretary of Federated and an officer of its various advisory and underwriting subsidiaries, has served as a Term Member on the Board of Directors of Duquesne University, Pittsburgh,
Pennsylvania, since May 12, 2000. Mr. John E. Murray, Jr., an
Independent Trustee of the Trust, served as President of Duquesne
University from 1988 until his retirement from that position in 2001, and become Chancellor of Duquesne University on August 15, 2001. It
should be noted that Mr. Donahue abstains on any matter that comes before Duquesne University's Board that affects Mr. Murray personally.

COMMITTEES of the board
                                                                           Meetings
                                                                           Held
                                                                           During
                                                                           Last
Board     Committee           Committee Functions                          Fiscal
Committee Members                                                          Year
Executive John F. Donahue     In between meetings of the full Board,       One
          John E. Murray,     the Executive Committee generally may
          Jr., J.D., S.J.D.   exercise all the powers of the full Board
                              in the management and direction of the
                              business and conduct of the affairs of
                              the Trust in such manner as the Executive
                              Committee shall deem to be in the best
                              interests of the Trust.  However, the
                              Executive Committee cannot elect or
                              remove Board members, increase or
                              decrease the number of Trustees, elect or
                              remove any Officer, declare dividends,
                              issue shares or recommend to shareholders
                              any action requiring shareholder approval.

Audit     Thomas G. Bigley    The Audit Committee reviews and              Four
          John T. Conroy,     recommends to the full Board the
          Jr.                 independent auditors to be selected to
          Nicholas P.         audit the Funds' financial statements;
          Constantakis        meets with the independent auditors
          Charles F.          periodically to review the results of the
          Mansfield, Jr.      audits and report the results to the full
                              Board; evaluates the independence of the
                              auditors, reviews legal and regulatory
                              matters that may have a material effect
                              on the financial statements, related
                              compliance policies and programs, and the
                              related reports received from regulators;
                              reviews the Funds' internal audit
                              function; reviews compliance with the
                              Funds' code of conduct/ethics; reviews
                              valuation issues; monitors inter-fund
                              lending transactions; reviews custody
                              services and issues and investigates any
                              matters brought to the Committee's
                              attention that are within the scope of
                              its duties.

-------------------------------------------------------------------------

Board ownership of shares in the Funds and in the Banknorth family of
Investment companies AS OF dECEMBER 31, 2001
                      ollar         Aggregate
                      Range of    ollar Range of
                      hares       hares Owned in
                       Owned        Federated
                     Din Funds      Family of
    Interested                   D Investment
 Board Member Name   S           S  Companies
John F. Donahue            None    Over $100,000
J. Christopher             None    Over $100,000
Donahue
Lawrence D. Ellis,         None    Over $100,000
M.D.

Independent
Board Member Name
Thomas G. Bigley           None    Over $100,000
John T. Conroy, Jr.        None    Over $100,000
Nicholas P.                None    Over $100,000
Constantakis
John F. Cunningham         None    Over $100,000
Peter E. Madden            None    Over $100,000
Charles F.                 None        $50,001 -
Mansfield, Jr.                          $100,000
John E. Murray,            None    Over $100,000
Jr., J.D., S.J.D.
Marjorie P. Smuts          None    Over $100,000
John S. Walsh              None    Over $100,000

INVESTMENT ADVISER
-------------------------------------------------------------------------
The Adviser conducts investment research and makes investment decisions for the Funds.

The Adviser is a division of Banknorth Investment Management Group, a division of Banknorth, N.A., which is a wholly owned subsidiary of
Banknorth Group, Inc.

The Adviser shall not be liable to the Trust or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

As required by the 1940 Act, the Funds' Board has reviewed the Funds'
investment advisory contract.  The Board's decision to approve the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.  During its review of the contract, the Board considers many factors, among the most material of which are:
the Funds' investment objectives and long term performance; the
Adviser's management philosophy, personnel and processes; the preferences and expectations of the funds' shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; comparable fees in the mutual fund industry; the range and quality of services provided to the Funds and their shareholders by the Federated organization in addition to investment advisory services; and the Funds' relationship to other funds in the
Federated fund family.

In assessing the Adviser's performance of its obligations, the Board also considers whether there has occurred a circumstance or event that would constitute a reason for it to not renew an advisory contract.  In this regard, the Board is mindful of the potential disruptions of the
Funds' operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract.  In particular, the Board recognizes that most shareholders have invested in the Funds on the strength of the
Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Funds.

The Board also considers the compensation and benefits received by the
Adviser.  This includes fees received for services provided to the
Funds by other entities in the Federated organization and research services received by the Adviser from brokers that execute Funds'
trades, as well as advisory fees.  In this regard, the Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an Adviser's compensation:  the nature and quality of the services provided by the Adviser, including the performance of the
Funds; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Funds grow larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Funds;
performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser's service and fee.  The Funds' Board is aware of these factors and takes them into account in its review of the Funds'
advisory contract.

The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Funds and working with Federated on matters relating to the Federated funds, and is assisted in its deliberations by the advice of independent legal counsel.  In this regard, the Board requests and receives a significant amount of information about the Funds and the Federated organization.
Federated provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory contracts occurs.  In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises.
Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the adviser's investment philosophy, personnel, and processes; the Funds' short- and long-term performance
(in absolute terms as well as in relationship to its particular investment program and certain competitor or "peer group" funds), and comments on the reasons for performance; the Funds' expenses (including the advisory fee itself and the overall expense structure of the Funds, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the
Funds' portfolio securities; the nature and extent of the advisory and other services provided to the Funds by the Adviser and its affiliates;
compliance and audit reports concerning the funds and the Federated companies that service them; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them.

The Board also receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the Federated funds.  These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the
Federated funds under separate contracts (e.g., for serving as the
Federated funds' administrator and transfer agent).  The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades.

The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations.  Not all of the factors and considerations identified above are relevant to every Federated fund, nor does the Board consider any one of them to be determinative.
Because the totality of circumstances includes considering the relationship of each Federated fund, the Board does not approach consideration of every Federated fund's advisory contract as if that were the only fund offered by Federated.

Other Related Services
Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

Code of Ethics Restrictions on Personal Trading
As required by SEC rules, the Funds, their Adviser and their
Distributor have adopted codes of ethics.  These codes govern securities trading activities of investment personnel, Fund Trustees and certain other employees.  Although they do permit these people to trade in securities, including those that a Fund could buy, they also contain significant safeguards designed to protect the Funds and their shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.

BROKERAGE TRANSACTIONS
When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The
Adviser may select brokers and dealers based on whether they also offer research services (as described below). In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Funds' Board.

On August 31, 2002, the Funds did not own securities of their regular broker/dealers.

Research Services
Research services may include advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services may be used by the
Adviser or by affiliates of Federated in advising other accounts. To the extent that receipt of these services may replace services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Adviser and its affiliates exercise reasonable business judgment in selecting those brokers who offer brokerage and research services to execute securities transactions.
They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.

Investment decisions for the Funds are made independently from those of other accounts managed by the Adviser. When a Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable.
While the coordination and ability to participate in volume
transactions may benefit a Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by a Fund.

For the fiscal year ended, August 31, 2002, the Funds' Adviser directed brokerage transactions to certain brokers due to research services they provided. The total amount of these transactions was $160,819,700 for which the Funds paid $192,520 in brokerage commissions.

ADMINISTRATOR
Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Funds. Federated
Services Company provides these at the following annual rate of the average aggregate daily net assets of the Trust as specified below:

                          Average Aggregate Daily
Maximum                   Net Assets of the Trust
Administrative Fee
0.150 of 1%               on the first $500 million
0.125 of 1%               on the next $500 million
0.11 of 1%                on the next $1 billion
0.10 of 1%                on assets in excess of $2
                          billion
After each Fund's first year of operations, the administrative fee received during any fiscal year shall be at least $75,000 per portfolio. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Funds for expenses.
-------------------------------------------------------------------------

fund accountant
As fund accountant, Forum Accounting Services, LLC, pursuant to an accounting agreement with the Trust, provides fund accounting services to each Fund. These services include calculating the NAV per share of each Fund and assistance with preparing the Funds' financial statements and tax returns.

CUSTODIAN
Forum Trust LLC, Portland, Maine, is custodian for the securities and cash of the Funds. The Custodian may employ subcustodians to provide custody of the Funds' domestic and foreign assets.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Funds pay the transfer agent a fee based on the size, type and number of accounts and transactions made by shareholders.

INDEPENDENT Auditors

The independent auditor for the Funds, Deloitte & Touche LLP, plans and performs its audit so that it may provide an opinion as to whether the
Funds' financial statements and financial highlights are free of material misstatement.

FEES PAID BY THE FUNDs FOR SERVICES:

Banknorth large cap core fund
For the Year Ended August                 001 (a)
31                        2002           2
Advisory Fee Earned       $381,151       $86,926
Advisory Fee Reduction    0              0
Advisory Fee Reimbursement0              0
Brokerage Commissions     52,982         17,820
Administrative Fee        76,230         17,385
12b-1 Fee:                0              0
Shareholder Services Fee: 101,640        23,180

-------------------------------------------------------------------------

Banknorth large cap Value fund
For the Year Ended August                 001 (b)
31                        2002           2
Advisory Fee Earned       $486,950       $748,640
Advisory Fee Reduction    0              0
Advisory Fee Reimbursement0              0
Brokerage Commissions     100,233        125,841
Administrative Fee        97,390         149,728
12b-1 Fee:                0              0
Shareholder Services Fee: 129,854        199,638

Banknorth Small/mid cap core fund
-------------------------------------------------------------------------
For the Year Ended August                 001 (b)
31                        2002           2
Advisory Fee Earned       $182,447       $220,074
Advisory Fee Reduction    0              0
Advisory Fee Reimbursement0              0
Brokerage Commissions     39,305         34,234
Administrative Fee        36,489         44,015
12b-1 Fee:                0              0
Shareholder Services Fee: 48,653         58,686

Banknorth intermediate bond fund
-------------------------------------------------------------------------
For the Year Ended August                 001 (b)
31                        2002           2
Advisory Fee Earned       $792,432       $760,425
Advisory Fee Reduction    (132,072)      (67,850)
Advisory Fee Reimbursement0              0
Brokerage Commissions     0              0
Administrative Fee        198,108        190,106
12b-1 Fee:                0              0
Shareholder Services Fee: 264,144        253,475

-------------------------------------------------------------------------

Banknorth vermont municipal bond fund
For the Year Ended August                 001 (b)
31                        2002           2
Advisory Fee Earned       $416,775       $423,550
Advisory Fee Reduction    (208,388)      (130,297)
Advisory Fee Reimbursement0              0
Brokerage Commissions     0              0
Administrative Fee        125,033        127,065
12b-1 Fee:                0              0
Shareholder Services Fee: 166,711        169,420

-------------------------------------------------------------------------

(a) For the period June 1, 2001 to August 31, 2001.

(b) For the period October 2, 2000 to August 31, 2001.

HOW DO THE FUNDS MEASURE PERFORMANCE?

The Funds may advertise Share performance by using the Securities and
Exchange Commission's (SEC) standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

Share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield. The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in a Fund's expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings fluctuate daily. Both net earnings and offering price per
Share are factors in the computation of yield and total return.

Average Annual Total Returns and Yield
Total returns are given for the one-year, five-year, ten-year and Start of Performance periods ended August 31, 2002.

Yield and Tax-Equivalent Yield are given for the 30-day period ended
August 31, 2002.

                         Year    Start of
                                 Performance on
                       1         12/17/1997
Banknorth Large Cap
Core Fund:
Total Return
   Before Taxes        (14.61)%  3.48%
   After Taxes on       14.62)    .11%
   Distributions       (      %  2
   After Taxes on       8.96)%    .00%
   Distributions
   and Sale of
   Shares              (         3

-------------------------------------------------------------------------

                         Year      Years  0 Years

--------------------   1         5       1
Banknorth Large Cap
Value Fund:
Total Return
   Before Taxes        (17.41)%  (2.98)% 6.93%
   After Taxes on       19.50)    3.54)%  .62%
   Distributions       (      %  (       6
   After Taxes on       8.84)%    2.35)%  .82%
   Distributions
   and Sale of
   Shares              (         (       5

-------------------------------------------------------------------------

                         Year    Start of
                                 ------------------
                                 Performance on
                       1         5/31/1999
Banknorth Small/Mid
Cap Core Fund:
Total Return
   Before Taxes        (13.70)%  (3.46)%
   After Taxes on       13.70)    3.47)%
   Distributions       (      %  (
   After Taxes on       8.41)%    2.74)%
   Distributions
   and Sale of
   Shares              (         (

-------------------------------------------------------------------------

                        0-Day           Year      Years   0
                        eriod                             ears
                       3                                 1
--------------------   P              1         5        Y
Banknorth
Intermediate Bond
Fund:
Total Return
   Before Taxes        N/A            2.07%     4.68%    4.98%
   After Taxes on       /A             .09%      .88%     .58%
   Distributions       N              0         3        4
   After Taxes on       /A             .22%      .39%     .93%
   Distributions
   and Sale of
   Shares              N              1         3        3
Yield                  3.13%

-------------------------------------------------------------------------

                        0-Day           Year      Years   0
                        eriod                             ears
                       3                                 1
                       P              1         5      --Y
Banknorth Vermont
Municipal Bond Fund:
Total Return
   Before Taxes        N/A            0.40%     3.09%    3.78%
   After Taxes on       /A             .41%      .09%     .78%
   Distributions       N              0         3        3
   After Taxes on       /A             .67%      .79%     .27%
   Distributions
   and Sale of
   Shares              N              1         2        3
Yield                  2.31%
Tax-Equivalent Yield   4.14%

-------------------------------------------------------------------------

TOTAL RETURN
Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with
$1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.

YIELD AND Tax-Equivalent YIELD
The yield of Shares is calculated by dividing: (i) the net investment income per Share earned by the Shares over a 30-day period; by (ii) the maximum offering price per Share on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the 30-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The tax-equivalent yield of Shares is calculated similarly to the yield, but is adjusted to reflect the taxable yield that Shares would have had to earn to equal the actual yield, assuming the maximum combined federal and state tax rate. The yield and tax-equivalent yield do not necessarily reflect income actually earned by Shares because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

TAX EQUIVALENCY TABLE
Set forth below is a sample of a tax-equivalency table that may be used in advertising and sales literature. This table is for illustrative purposes only and is not representative of past or future performance of the Vermont Municipal Bond Fund. The interest earned by the municipal securities owned by the Fund generally remains free from federal regular income tax and is often free from state and local taxes as well. However, some of the Fund's income may be subject to the federal alternative minimum tax and state and/or local taxes.

TAX EQUIVALENCY TABLE
Taxable Yield Equivalent for 2002 - STATE OF VERMONT

------------ ---------- ---------- --------------------------------------------
COMBINED
FEDERAL &       12.40%     18.60%      33.48%     37.20%     43.40%     47.86%
STATE
------------ ---------- ---------- --------------------------------------------
JOINT               $0 -  $12,001 -   $46,701-  $112,851-  $171,951-      OVER
RETURN:       $12, 000    $46,700    $112,850   $171,950   $307,050   $307,050
------------ ------------------------------------------------------------------
SINGLE              $0 -   $6,001 -   $27,951-   $67,701-  $141,251-      OVER
RETURN:         $6,000    $27,950     $67,700   $141,250   $307,050   $307,050
Tax Exempt Yield:                  Taxable Yield Equivalent:
------------ ---------- ---------- --------------------------------------------
0.50%        0.57%      0.61%      0.75%      0.80%      0.88%      0.96%

1.00%        1.14%      1.23%      1.50%      1.59%      1.77%      1.92%

1.50%        1.71%      1.84%      2.25%      2.39%      2.65%      2.88%

2.00%        2.28%      2.46%      3.01%      3.18%      3.53%      3.84%

2.50%        2.85%      3.07%      3.76%      3.98%      4.42%      4.80%

3.00%        3.42%      3.69%      4.51%      4.78%      5.30%      5.75%

3.50%        4.00%      4.30%      5.26%      5.57%      6.18%      6.71%

4.00%        4.57%      4.91%      6.01%      6.37%      7.07%      7.67%

4.50%        5.14%      5.53%      6.76%      7.17%      7.95%      8.63%

5.00%        5.71%      6.14%      7.52%      7.96%      8.83%      9.59%

5.50%        6.28%      6.76%      8.27%      8.76%      9.72%      10.55%

6.00%        6.85%      7.37%      9.02%      9.55%      10.60%     11.51%

6.50%        7.42%      7.99%      9.77%      10.35%     11.48%     12.47%

7.00%        7.99%      8.60%      10.52%     11.15%     12.37%     13.43%

7.50%        8.56%      9.21%      11.27%     11.94%     13.25%     14.39%

8.00%        9.13%      9.83%      12.03%     12.74%     14.13%     15.34%

8.50%        9.70%      10.44%     12.78%     13.54%     15.02%     16.30%

9.00%        10.27%     11.06%     13.53%     14.33%     15.90%     17.26%

Note:  The maximum federal marginal tax rate for each bracket was used in calculating the taxable yield equivalent.
Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal
deductions.

PERFORMANCE COMPARISONS
Advertising and sales literature may include:

o     references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;

o     charts, graphs and illustrations using the Funds' returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

o     discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact a Fund; and

o     information about the mutual fund industry from sources such as the Investment Company Institute.

The Funds may compare their performance, or performance for the types of securities in which they invest, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Funds may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which a Fund uses in advertising may include:

    o S&P's Daily Stock Price Index Of 500 Common Stocks, a composite index of common stocks in industry, transportation, financial and public utility companies. The S&P index assumes reinvestment of all dividends paid by stocks listed on the index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated in the S&P figures.

    o S&P's Midcap 400 Stock Price Index, a composite index of 400 common stocks with market capitalizations between $200 million and $7.5 billion in industry, transportation, financial and public utility companies.  The S&P index assumes reinvestment of all dividends paid by stocks listed on the index.  Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated in the S&P figures.

    o Wilshire Large Cap Value Index is a market capitalization index including a selection of securities from the Wilshire Large Cap
      750 Index that meet Wilshire's criteria for value.  This index measures large cap stocks that exhibit value characteristics.

    o Wilshire Mid Cap Value Index is a market capitalization index including a selection of securities from the Wilshire Mid Cap 500
      Index that meet Wilshire's criteria for value.  This index measures mid cap stocks that exhibit value characteristics.

    o Russell 2000 Index is a broadly diversified index consisting of approximately 2,000 small capitalization common stocks that can be used to compare to the total returns of funds whose portfolios are invested primarily in small capitalization common stocks.

    o Russell 2500 Index is a broadly diversified index measuring the performance of the 2,500 smallest companies in the Russell 3000
      Index, which represents approximately 23% of the total market capitalization of the Russell 3000 Index.

    o Lehman Brothers Government/Corporate (Total) Index is comprised of approximately 5,000 issues which include:  non-convertible bonds publicly issued by the U.S. government or its agencies;
      corporate bonds guaranteed by the U.S. government and
      quasi-federal corporations; and publicly issued, fixed rate, non-convertible domestic bonds of companies in industry, public utilities, and finance.  The average maturity of these bonds approximates nine years.  Traced by Lehman Brothers, Inc., the index calculates total return for one-month, three-month,
      twelve-month, and ten-year periods and year-to-date.

    o Lehman Brothers Intermediate Government/Corporate Bond Index is a
      universe of government and corporate bonds rated BBB or higher with maturities between 1-10 years.

    o Dow Jones Industrial Average (DJIA) is an unmanaged index which represents share prices of selected blue chip industrial
      corporations as well as public utility and transportation
      companies. The DJIA indicates daily changes in the average price of stocks in any of its categories. It also reports total sales for each group of industries. Because it represents the top corporations in the United States, the DJIA's index movements are leading economic indicators for the stock market as a whole.

    o Lipper, Inc. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in NAV over a
      specific period of time. From time to time, a Fund will quote its
      Lipper ranking in advertising and sales literature.

    o Consumer Price Index is generally considered to be a measure of inflation.

    o Morningstar, Inc., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

INVESTMENT RATINGS

S&P Short-Term Municipal Obligation Ratings
An S&P note rating reflects the liquidity concerns and market access risks unique to notes.

SP-1--Very strong or strong capacity to pay principal and interest.
Those issues determined to possess overwhelming safety characteristics will be given a plus sign (+) designation.

SP-2--Satisfactory capacity to pay principal and interest.

Variable Rate Demand Notes (VRDNs) And Tender Option Bonds (TOBs)
Ratings
S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a variable rate demand feature. The first rating
(long-term rating) addresses the likelihood of repayment of principal and interest when due, and the second rating (short-term rating)
describes the demand characteristics. Several examples are AAA/A-1+,
AA/A-1+, A/A-1. (The definitions for the long-term and the short-term ratings are provided below.)

Commercial Paper (CP) Ratings
An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

A-1--This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign
(+) designation.

A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

Long-Term Debt Ratings
AAA--Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest-rated issues only in small degree.

A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

Moody's Short-Term Municipal Obligation Ratings
Moody's short-term ratings are designated Moody's Investment Grade (MIG or VMIG). (See below.) The purpose of the MIG or VMIG ratings is to provide investors with a simple system by which the relative investment qualities of short-term obligations may be evaluated.

MIG1--This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG2--This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

Variable Rate Demand Notes (VRDNs) And Tender Option Bonds (TOBs)
Ratings
Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. In this case, two ratings are usually assigned, (for example, Aaa/VMIG-1); the first representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the second representing an evaluation of the degree of risk associated with the demand feature. The VMIG rating can be assigned a 1 or 2 designation using the same definitions described above for the MIG rating.

Commercial Paper (CP) Ratings
P-1--Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations.
Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earning coverage of fixed financial charges and high internal cash generation, well-established access to a range of financial markets and assured sources of alternate liquidity.

P-2--Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations.
This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Long-Term Debt Ratings
Aaa--Bonds which are rated Aaa are judged to be of the best quality.
They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

NR--Indicates that both the bonds and the obligor or credit enhancer are not currently rated by S&P or Moody's with respect to short-term indebtedness. However, management considers them to be of comparable quality to securities rated A-1 or P-1.

NR(1)--The underlying issuer/obligor/guarantor has other outstanding debt rated AAA by S&P or Aaa by Moody's.

NR(2)--The underlying issuer/obligor/guarantor has other outstanding debt rated AA by S&P or Aa by Moody's.

NR(3)--The underlying issuer/obligor/guarantor has other outstanding debt rated A by S&P or Moody's.

Fitch ratings Short-Term Debt Rating Definitions
F-1+--Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1--Very Strong Credit Quality. Issues assigned this rating reflect an assurance for timely payment, only slightly less in degree than issues rated F-1+.

F-2--Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

S&P Long-Term Debt Rating Definitions
AAA--Debt rated AAA has the highest rating assigned by Standard &
Poor's. Capacity to pay interest and repay principal is extremely strong.

AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher-rated issues only in small degree.

A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB--Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

BB--Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.

B--Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments.
Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

CCC--Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or
B- rating.

CC--The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC debt rating.

C--The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

Moody's Long-Term Bond Rating Definitions
AAA--Bonds which are rated AAA are judged to be of the best quality.
They carry the smallest degree of investment risk and are generally referred to as gilt edged. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA--Bonds which are rated AA are judged to be of high quality by all standards. Together with the AAA group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in AAA securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in AAA securities.

A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

BAA--Bonds which are rated BAA are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

BA--Bonds which are BA are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future.
Uncertainty of position characterizes bonds in this class.

B--Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA--Bonds which are rated CAA are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA--Bonds which are rated CA represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C--Bonds which are rated C are the lowest-rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch RATINGS LONG-Term Debt Rating Definitions
AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA--Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A--Bonds considered to be investment grade and of high credit quality.
The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB--Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB--Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B--Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC--Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC--Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C--Bonds are imminent default in payment of interest or principal.

Moody'sCommercial Paper Ratings
Prime-1--Issuers rated Prime-1 (or related supporting institutions)
have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

o     Leading market positions in well-established industries;

o     High rates of return on funds employed;

o     Conservative capitalization structure with moderate reliance on debt and ample asset protection;

o     Broad margins in earning coverage of fixed financial charges and high internal cash generation; and

o     Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2--Issuers rated Prime-2 (or related supporting institutions)
have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the
characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation.
Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

S&P Commercial Paper Ratings
A-1--This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+)
designation.

A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

Fitch ratings Commercial Paper Rating Definitions
FITCH-1--(Highest Grade) Commercial paper assigned this rating is regarded as having the strongest degree of assurance for timely payment.

FITCH-2--(Very Good Grade) Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than the strongest issues.

-------------------------------------------------------------------------
ADDRESSES

Banknorth funds

Banknorth Large Cap Core Fund
Banknorth Large Cap Value Fund
Banknorth Small/Mid Cap Core Fund
Banknorth Intermediate Bond Fund
Banknorth Vermont Municipal Bond Fund

5800 Corporate Drive
Pittsburgh, Pennsylvania 15237-7010

Investment Adviser
Banknorth Investment Advisors
One Portland Square
Portland, ME 04112

Distributor
Edgewood Services, Inc.
5800 Corporate Drive
Pittsburgh, Pennsylvania 15237-7002

Administrator
Federated Services Company
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779

Transfer Agent and Dividend Disbursing Agent
Federated Shareholder Services Company
P.O. Box 8600
Boston, Massachusetts 02266-8600

Custodian
Forum Trust, LLC
Two Portland Square
Portland, Maine 04101

Portfolio Accountant
Forum Accounting Services, LLC
Two Portland Square
Portland, Maine 04101

Independent Auditors
Deloitte & Touche LLP
200 Berkeley Street
Boston, Massachusetts 02116

PART C.    OTHER INFORMATION.

Item 23.
            (a)  (i)    Conformed Copy of Declaration of Trust of the
                        Registrant; (1)
                (ii)    Conformed Copy of Amendment No. 1 to the Declaration of
                        Trust of the Registrant; *
               (iii)    Conformed Copy of Amendment No. 2 to the Declaration of
                        Trust of the Registrant; *
            (b)         Copy of By-Laws of the Registrant; (1)
            (c)         Not applicable;
            (d)  (i)    Conformed Copy of Investment Advisory Contract of the
                        Registrant;(3)
                (ii)    Conformed Copy of Exhibit A to Investment Advisory
                        Contract of the Registrant; (3)
            (e)  (i)    Conformed Copy of Distributor's Contract of the
                        Registrant;(2)
                (ii)    Conformed Copy of Amendment to the Distributor's Contract
                        of the Registrant;(3)
               (iii)    Conformed Copy of 12b-1 Letter Agreement;(2)
            (f)         Not applicable;
            (g)         Conformed Copy of Custodian Agreement of the Registrant;(2)
            (h)  (i)    Conformed Copy of Agreement for Administrative and
                        Transfer Agency Services;(2)
                (ii)    Conformed Copy of Amendment to Agreement for
                        Administrative and Transfer Agency Services;(3)
               (iii)    Conformed Copy of Shareholder Services Agreement;(2)
                (iv)    Conformed Copy of Shareholder Services Agreement Letter
                        Agreement;(2)
                 (v)    Conformed Copy of Fund Accounting and Financial
                        Sub-Administration Agreement;(2)
            (i)         Conformed Copy of Opinion and Consent of Counsel as
                        to legality of shares being registered;(2)
            (j)         Not applicable;
            (k)         Not applicable;
            (l)         Not applicable;
            (m)  (i)    Copy of Distribution Plan;(2)
                (ii)    Copy of Mutual Funds Sales and Service Agreement;(2)
            (n)         Not applicable;
            (o)         Conformed Copy of Power of Attorney;(3)
            (p)  (i)    Copy of Funds' Code of Ethics;(2)
                (ii)    Copy of Adviser's Code of Ethics; (2)

            ___________________________________
*  All exhibits have been filed electronically.

(1)   Response is incorporated by reference to Registrant's Initial
       Registration Statement on Form N-1A filed July 17, 2000.  (File Nos.
       333-41562 and 811-10021)
(2)   Response is incorporated by reference to Registrant's Initial
       Registration Statement on Form N-1A filed September 19, 2000. (File
       Nos. 333-41562 and 811-10021)
(3)   Response is incorporated by reference to Registrant's Initial
       Registration Statement on Form N-1A filed October 29, 2001. (File Nos.
       333-41562 and 811-10021)

Item 24.    Persons Controlled by or Under Common Control with Registrant:

            As a newly formed company, all of the outstanding shares of the
            Banknorth Funds are currently owned by Banknorth Group, N.A. There are no other companies controlled by Banknorth Group, N.A., and thus under common control with the Funds.

Item 25.    Indemnification:

            Indemnification is provided to Officers and Trustees of the Registrant pursuant to Section 4 of Article VII of Registrant's Declaration of
            Trust.  The Investment Advisory Contract between the Registrant and
            Banknorth Investment Advisors ("Adviser") provides that, in the absence of willful misfeasance, bad faith, gross negligence, or reckless disregard of the obligations or duties under the Investment
            Advisory Contract on the part of Adviser, Adviser shall not be liable to the Registrant or to any shareholder for any act or omission in the course of or connected in any way with rendering services or for any losses that may be sustained in the purchase, holding, or sale of any security.  Registrant's Trustees and Officers are covered by an
            Investment Trust Errors and Omissions Policy.

            Insofar as indemnification for liabilities arising under the
            Securities Act of 1933 may be permitted to Trustees, Officers, and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by Trustees, Officers, or controlling persons of the Registrant in connection with the successful defense of any act, suit, or proceeding) is asserted by such Trustees, Officers, or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

            Insofar as indemnification for liabilities may be permitted pursuant to Section 17 of the Investment Company Act of 1940 for Trustees,
            Officers, and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware of the position of the Securities and Exchange Commission as set forth in Investment Company Act Release No. IC-11330.  Therefore, the
            Registrant undertakes that in addition to complying with the applicable provisions of the Declaration of Trust or otherwise, in the absence of a final decision on the merits by a court or other body before which the proceeding was brought, that an indemnification payment will not be made unless in the absence of such a decision, a reasonable determination based upon factual review has been made
            (i) by a majority vote of a quorum of non-party Trustees who are not interested persons of the Registrant or (ii) by independent legal counsel in a written opinion that the indemnitee was not liable for an act of willful misfeasance, bad faith, gross negligence, or reckless disregard of duties.  The Registrant further undertakes that advancement of expenses incurred in the defense of a proceeding (upon undertaking for repayment unless it is ultimately determined that indemnification is appropriate) against an Officer, Trustee, or controlling person of the Registrant will not be made absent the fulfillment of at least one of the following conditions:  (i) the indemnitee provides security for his undertaking; (ii) the Registrant is insured against losses arising by reason of any lawful advances; or
            (iii) a majority of a quorum of disinterested non-party Trustees or independent legal counsel in a written opinion makes a factual determination that there is reason to believe the indemnitee will be entitled to indemnification.

Item 26.    Business and Other Connections of Investment Adviser:

            For a description of the other business of the investment adviser, see the section entitled "Who Manages the Fund - Adviser's Background" in
            Part A.

The principal executive officers and directors of the Trust's Investment Adviser are set forth in the following tables.  Unless otherwise noted, the position listed under other Substantial Business, Profession, Vocation, or Employment is
with Banknorth Investment Advisors.  The business address of each of the Officers of the Trust's Investment Adviser is Banknorth Investmtent Advisors, One Portland
Square, Portland, ME, 04112.

(1)                          (2)                         (3)

                                                        OTHER SUBSTANTIAL
NAME                        POSITION WITH THE ADVISER  BUSINESS, PROFESSION,
                                                       VOCATION OR EMPLOYMENT
-------------------------------------------------------------------------------------
Richard E. Johnson           President/CEO and Director
Robert B. Esau               Executive Vice President
Gary L. Robinson             Executive Vice President
James W. Gribbons, Sr.       Executive Vice President
Robert A. Knowles, Jr.       Senior Vice President
William S. Wolff             Senior Vice President
Molly Dillon                 Senior Vice President
John M. Fullerton            Senior Vice President
Robert Wiseman               Senior Vice President
Walter L. Parr               Senior Vice President
Jonathan W. White            Senior Vice President
Robert E. Hussey             Senior Vice President
Dana Mitiguy                 Senior Vice President
Dorothy Wentworth            Senior Vice President
Christopher G. Chapman       Vice President
Perry Condon                 Vice President
A. James Cota                Vice President
J. Alan Day                  Vice President
Carol P. Smith               Vice President
Sandy Baker                  Vice President
H. Ashley Smith, Jr.         Vice President
William J. Judge             Vice President
Leila J. Baroody             Vice President
Reginald P. Vincent          Vice President
Frederick G. Natale, Jr.     Vice President
Thomas E. Malinowski         Vice President
William Smith                Vice President
Melissa Whitmore             Vice President
John Conroe                  Vice President
Sandra J. Kidwell            Vice President
Mark Nagelsmith              Vice President
Sharry Rutken                Vice President
Judith E. Zalansky           Vice President
Christopher W. McCarthy      Vice President
Nancy S. Hudson              Vice President
Timothy J. O'Malley          Vice President
Peter C. Armbruster          Vice President
Steven Kalloch               Vice President
Thomas J. Christensen        Vice President
Jeffrey Oldfield             Vice President
Don Smith                    Vice President
Robert P. Dinan              Vice President
Michael B. MacDonald         Vice President
Bruce L. Poznak              Vice President
Arlene C. Folsom             Vice President
Brian S. Wallace             Vice President
Debra A. Patten              Vice President
Curt G. Ehler                Vice President
Debra T. Wilner              Vice President
Kevin Brown                  Vice President
Steve Eddy                   Vice President
John Gibbons                 Vice President
Larry Pelletier              Vice President
Carolyn May                  Vice President
Kathryn Dion                 Vice President
James Hillman                Vice President
Janet Milley                 Vice President

John H. Budd                 Director                   Mirick O'Connell
                                                        1700 BankBoston Tower
                                                        Worcester, MA 01608-1477

Gretchen B. Morse            Director                   United Way of Chittenden
                                                        County
                                                        95 St. Paul Street
                                                        Burlington, VT 05401

Joseph S. Pieciak, Jr.       Director                   Joseph Pieciak & Co., P.C.
                                                        4 Park Place
                                                        P.O. Box 797
                                                        Brattleboro, VT 05301-0797

Barry N. Stone               Director                   Barry Stone
                                                        Insurance Agency
                                                        P.O. Box 9507
                                                        South Burlington, VT
                                                        05407-9507

George Smith                 Director                   George Smith, CPA
                                                        406 Main Street
                                                        Great Barrington, MA 01230

C. Jeffrey Cook              Director                   Cain, Hibbard, Myers
                                                        & Cook
                                                        66 West Street
                                                        Pittsfield, MA 01201-5764

Joseph A. Desmond            Director                   The Concord Group
                                                        4 Bouton Street
                                                        Concord, NH 03301-5023

John E. Menario              Director                   Banknorth Group
                                                        One Portland Square
                                                        P.O. Box 9540
                                                        Portland, ME 04112-9540

Andrew W. (Mickey)           Director                   Banknorth Group
Greene                                                  One Portland Square
                                                        P.O. Box 9540
                                                        Portland, ME 04112-9540

Item 27.    Principal Underwriters:

            (a)  Edgewood Services, Inc. the Distributor for shares of the
                 Registrant, acts as principal underwriter for the following open-end investment companies, including the Registrant:
                 Banknorth Funds, Excelsior Funds, Inc., Excelsior Institutional
                 Trust, Excelsior Tax-Exempt Funds, Inc., Golden Oak Family of
                 Funds, The Huntington Funds, Huntington VA Funds, The Riverfront
                 Funds, and WesMark Funds.

            (b)

         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 Business Address                With Distributor             With Registrant

Lawrence Caracciolo           Director,                           --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Arthur L. Cherry              Director,                           --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

J. Christopher Donahue        Director,                           --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Thomas R. Donahue             Director and Executive              --
5800 Corporate Drive          Vice President,
Pittsburgh, PA 15237-7002    Edgewood Services, Inc.

Peter J. Germain              President,                          --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Charles L. Davis, Jr.         Vice President,
5800 Corporate Drive          Edgewood Services, Inc.             --
Pittsburgh, PA 15237-7002

Christine Johnston            Vice President,                     --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Ernest L. Linane              Vice President,                     --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Maureen O'Hara-McCue          Assistant Vice President            --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Denis McAuley, III            Treasurer,                          --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Timothy S. Johnson            Secretary,                          --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Victor R. Siclari             Assistant Secretary,                --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

            (c)  Not applicable

Item 28.    Location of Accounts and Records:

All accounts and records required to be maintained by Section 31(a) of the Investment
Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

          Registrant
          Banknorth Funds                       5800 Corporate Drive
                                                Pittsburgh, PA 15237-7010

          Federated Services Company            Federated Investors Tower
          (Transfer Agent, Dividend             1001 Liberty Avenue
          Disbursing Agent and                  Pittsburgh, PA 15222-3779
            Recordkeeper)

          Forum Financial LLP
          (Portfolio Accountant)                Two Portland Square
                                                Portland, Maine 04101

          Federated Services Company            Federated Investors Tower
          (Administrator)                       1001 Liberty Avenue
                                                Pittsburgh, PA 15222-3779

          Banknorth Investment Advisors         111 Main Street
          (Adviser)                             Burlington, VT 05401

          Forum Trust LLC                       Two Portland Square
          (Custodian)                           Portland, Maine 04101

Item 29.    Management Services:  Not applicable.

Item 30.    Undertakings:

            Registrant hereby undertakes to comply with the provisions of
            Section 16(c) of the 1940 Act with respect to the removal of
            Trustees and the calling of special shareholder meetings by shareholders.

                                  SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933 and the
Investment Company Act of 1940, the Registrant, BANKNORTH FUNDS, has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and
Commonwealth of Pennsylvania, on the 25th day of November, 2002.

                               BANKNORTH FUNDS

                  BY: /s/ Gail C. Jones
                  Gail C. Jones, Assistant Secretary
                  Attorney in Fact for John W. McGonigle
                  November 25, 2002

    Pursuant to the requirements of the Securities Act of 1933, this
Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

    NAME                            TITLE                         DATE

/s/ Gail C. Jones                 Attorney In Fact         November 25, 2002
Gail C. Jones                     For the Persons
ASSISTANT SECRETARY               Listed Below

    NAME                            TITLE

John F. Donahue*                 Chairman and Trustee

Peter J. Germain*                President

J. Christopher Donahue*          Executive Vice President
                                 and Trustee

Richard J. Thomas*               Treasurer
                                 (Principal Financial Officer)

Thomas G. Bigley*                Trustee

John T. Conroy, Jr.*             Trustee

Nicholas P. Constantakis*        Trustee

John F. Cunningham*              Trustee

Lawrence D. Ellis, M.D.*         Trustee

Peter E. Madden*                 Trustee

Charles F. Mansfield, Jr.*       Trustee

John E. Murray, Jr.*             Trustee

Marjorie P. Smuts*               Trustee

John S. Walsh*                   Trustee

*By Power of Attorney